UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund VI
-----------------------------------

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

International Multi-Asset Diversified Income Index Fund (YDIV)

First Trust High Income ETF (FTHI)

First Trust Low Beta Income ETF (FTLB)

First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance(TM) ETF (AIRR)

First Trust RBA Quality Income ETF (QINC)

-------------------------
   Semi-Annual Report

     March 31, 2014
-------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund VI
                               Semi-Annual Report
                                 March 31, 2014


Shareholder Letter..........................................................  2
Market Overview.............................................................  3
Fund Performance Overview
      First Trust NASDAQ Technology Dividend Index Fund (TDIV)..............  4
      Multi-Asset Diversified Income Index Fund (MDIV)......................  6
      International Multi-Asset Diversified Income Index Fund (YDIV)........  8
      First Trust High Income ETF (FTHI).................................... 10
      First Trust Low Beta Income ETF (FTLB)................................ 12
      First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)............... 14
      First Trust Dorsey Wright Focus 5 ETF (FV)............................ 16
      First Trust RBA American Industrial RenaissanceTM ETF (AIRR).......... 18
      First Trust RBA Quality Income ETF (QINC)............................. 20
Notes to Fund Performance Overview.......................................... 22
Understanding Your Fund Expenses............................................ 23
Portfolio of Investments
      First Trust NASDAQ Technology Dividend Index Fund (TDIV).............. 25
      Multi-Asset Diversified Income Index Fund (MDIV)...................... 28
      International Multi-Asset Diversified Income Index Fund (YDIV)........ 33
      First Trust High Income ETF (FTHI).................................... 39
      First Trust Low Beta Income ETF (FTLB)................................ 46
      First Trust NASDAQ Rising Dividend Achievers ETF (RDVY)............... 53
      First Trust Dorsey Wright Focus 5 ETF (FV)............................ 56
      First Trust RBA American Industrial Renaissance(TM) ETF (AIRR)........ 57
      First Trust RBA Quality Income ETF (QINC)............................. 59
Statements of Assets and Liabilities........................................ 62
Statements of Operations.................................................... 64
Statements of Changes in Net Assets......................................... 66
Financial Highlights........................................................ 69
Notes to Financial Statements............................................... 78
Additional Information...................................................... 87

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2014

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund VI. This report provides detailed information for the past six months about the Funds that comprise the First Trust Exchange-Traded Fund VI. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

The six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 12.51% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2014


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst
(CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

In early April, the International Monetary Fund (IMF) updated its estimates for global GDP growth in 2014. It is forecasting the following real GDP growth rates: 4.9% (Emerging Market and Developing economies); 3.6% (World); and 2.2% (Advanced economies). The IMF is looking for a real GDP growth rate of 2.8% for the U.S. While not robust, these estimates do not suggest any retrenchment in economic growth.

Interest rates on sovereign debt remained low as of the close of Q1 2014. Yields on 10-year government bonds in the major world bond markets ranged from 0.63% in Japan to as high as 6.45% in Greece, according to Bloomberg. The majority still offer yields below the 4.00% level, and a healthy number of those have bonds yielding below 3.00%. When government bond yields reach these levels, investors might be motivated to consider other alternatives, such as dividend-paying stocks.

STATE OF DIVIDEND INCOME DISTRIBUTIONS

Investors funneled a net $21.0 billion into equity income funds in 2013, a record high, according to data from Lipper. Inflows were strong the two previous years as well. Net inflows totaled $20.9 billion in 2011 and $16.3 billion in 2012.

The stock dividend-paying story in the U.S. continued to gain momentum over the past six months. The S&P Dow Jones Indices, which track approximately 10,000 U.S. traded stocks, announced that total stock dividend distributions (excluding special and extra one-time dividend payments) increased by a net $17.8 billion (year-over-year) in Q1 2014, up 22.8% from the $14.5 billion increase in Q1 2013. In Q1 2014, there were 1,078 dividend increases, up 14.2% from the 944 dividends increased in Q1 2013. The 1,078 increases surpassed the previous record (1,069) for a first quarter, which had stood since 1979. The number of dividends cut or suspended in Q1 2014 totaled 102, down 26.6% from the 139 cut or suspended in Q1 2013. The dividend payout rate, which has historically averaged 52%, stood at 36% in Q1 2014.

The Information Technology sector continues to be the top contributor to the total dividend payout of the S&P 500(R) Index. As of March 31, 2014, Information Technology stocks contributed 14.75% of the S&P 500(R)'s dividend distribution, according to Standard & Poor's. The other nine major sectors contributed the following as of March 31, 2014: Financials (14.44%); Consumer Staples (13.01%); Energy (11.34%); Industrials (11.03%); Health Care (11.02%); Consumer Discretionary (9.03%); Telecommunication Services (6.06%); Utilities (5.66%); and Materials (3.66%).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ Stock Market LLC under the ticker symbol "TDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Index includes up to 100 Technology and Telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a Technology or Telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             CUMULATIVE         AVERAGE ANNUAL
                                                                                            TOTAL RETURNS        TOTAL RETURNS
                                                          6 Months Ended   1 Year Ended  Inception (8/13/12)  Inception (8/13/12)
                                                              3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                          13.03%          20.79%          31.85%                18.48%
 Market Price                                                 13.88%          21.70%          32.90%                19.06%

INDEX PERFORMANCE
 NASDAQ Technology Dividend Index(SM)                         13.43%          21.63%          33.30%                19.28%
 S&P 500(R) Index                                             12.51%          21.86%          38.17%                21.94%
 S&P 500 Information Technology Index                         15.84%          25.59%          26.90%                15.74%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Technology Dividend IndexSM are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       79.13%
Telecommunication Services                   19.66
Consumer Discretionary                        1.03
Health Care                                   0.18
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Microsoft Corp.                               8.30%
Intel Corp.                                   8.08
International Business Machines Corp.         8.06
Cisco Systems, Inc.                           7.97
Apple, Inc.                                   7.91
QUALCOMM, Inc.                                4.06
Oracle Corp.                                  4.05
Texas Instruments, Inc.                       3.77
Hewlett-Packard Co..                          3.34
AT&T, Inc.                                    2.13
                                            -------
     Total                                   57.67%
                                            =======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   AUGUST 13, 2012 - MARCH 31, 2014

            First Trust NASDAQ Technology     NASDAQ Technology      S&P 500(R)     S&P 500 Information
            Dividend Index Fund               Dividend Index(SM)     Index          Technology Index
8/13/12     $10,000                           $10,000                $10,000        $10,000
9/30/12       9,928                             9,935                 10,290         10,247
3/31/13      10,915                            10,959                 11,339         10,105
9/30/13      11,665                            11,751                 12,281         10,954
3/31/14      13,185                            13,329                 13,817         12,690

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/14/12 - 9/30/12         33           0          0          0            0          0           0          0
10/1/12 - 9/30/13        230           1          0          0           19          0           0          0
10/1/13 - 3/31/14        101           1          0          0           23          0           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Multi-Asset Diversified Income IndexSM (the "Index"). The shares of the Fund are listed and trade on The NASDAQ Stock Market LLC, under the ticker symbol "MDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts (25%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and an exchange-traded fund (15%) that comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which include domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an index-based exchange-traded fund that invests in high-yield or "junk" bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             CUMULATIVE         AVERAGE ANNUAL
                                                                                            TOTAL RETURNS        TOTAL RETURNS
                                                          6 Months Ended   1 Year Ended  Inception (8/13/12)  Inception (8/13/12)
                                                              3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                           6.50%           3.65%          16.47%                 9.80%
 Market Price                                                  6.60%           3.66%          16.58%                 9.87%

INDEX PERFORMANCE
 NASDAQ Multi-Asset Diversified Income Index(SM)               6.85%           4.22%          17.76%                10.55%
 S&P 500(R) Index                                             12.51%          21.86%          38.17%                21.94%
 Dow Jones U.S. Select Dividend Index(SM)                     12.52%          19.79%          36.21%                20.87%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   57.73%
Energy                                       19.55
Utilities                                    13.76
Consumer Staples                              2.85
Consumer Discretionary                        2.37
Industrials                                   1.65
Telecommunication Services                    1.22
Information Technology                        0.45
Health Care                                   0.42
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
iShares iBoxx $ High Yield Corporate
   Bond Fund                                 14.74%
Annaly Capital Management, Inc.               1.55
Invesco Mortgage Capital, Inc.                1.55
ARMOUR Residential REIT, Inc.                 1.52
Two Harbors Investment Corp.                  1.47
QR Energy, L.P.                               1.35
Ally Financial, Inc., Series A                1.30
Deutsche Bank Contingent Capital Trust V      1.24
Navios Maritime Partners L.P.                 1.22
Capstead Mortgage Corp.                       1.21
                                            -------
     Total                                   27.15%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                AUGUST 13, 2012 - MARCH 31, 2014

           Multi-Asset Diversified     NASDAQ Multi-Asset               S&P 500(R)     Dow Jones U.S. Select
           Income Index Fund           Diversified Income Index(SM)     Index          Dividend Index(SM)
8/13/12    $10,000                     $10,000                          $10,000        $10,000
9/30/12     10,118                      10,132                           10,290         10,134
3/31/13     11,236                      11,298                           11,339         11,370
9/30/13     10,936                      11,020                           12,281         12,105
3/31/14     11,647                      11,775                           13,817         13,620

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/14/12 - 9/30/12         33           0          0          0            0          0           0          0
10/1/12 - 9/30/13        217           2          0          0           31          0           0          0
10/1/13 - 3/31/14         92           1          0          0           32          0           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

The International Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the NASDAQ International Multi-Asset Diversified Income Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ Stock Market LLC under the ticker symbol "YDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. dividend-paying equity securities and/or depositary receipts (25%), non-U.S. real estate investment trusts ("REITs") (20%), non-U.S. preferred securities (20%), infrastructure companies (20%) and an exchange-traded fund ("ETF") (15%), all of which comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which are composed of non-U.S. dividend-paying equity securities, non-U.S. REITs, non-U.S. preferred securities, infrastructure companies, and an index-based ETF. The ETF in which the Fund invests may invest in high yield fixed-income securities, commonly referred to as "junk bonds."

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CUMULATIVE
                                                                                                                 TOTAL RETURNS
                                                                          6 Months Ended                      Inception (8/22/13)
                                                                              3/31/14                             to 3/31/14

FUND PERFORMANCE
 NAV                                                                           3.65%                                 7.59%
 Market Price                                                                  3.60%                                 7.69%

INDEX PERFORMANCE
 NASDAQ International Multi-Asset Diversified Income Index(SM)                 4.40%                                 8.83%
 MSCI World Index Ex-US                                                        6.34%                                11.58%
 Dow Jones EPAC Select Dividend(TM) Index*                                     8.48%                                14.99%
---------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)



* The Dow Jones EPAC Select Dividend(TM) Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific, Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.


-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ International Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   64.92%
Utilities                                    14.81
Energy                                       11.42
Industrials                                   3.38
Telecommunication Services                    1.83
Consumer Staples                              1.79
Consumer Discretionary                        0.93
Materials                                     0.92
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
iShares JP Morgan USD Emerging
   Markets Bond ETF                          14.94%
BP Prudhoe Bay Royalty Trust                  1.55
Pacific Coast Oil Trust                       1.41
GDF Suez                                      1.21
Standard Bank Group Ltd.                      1.10
Investec Ltd.                                 1.06
San Miguel Corp.                              1.03
Redefine Properties Ltd.                      1.02
DUET Group                                    1.01
TransAlta Corp.                               0.99
                                            -------
     Total                                   25.32%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                AUGUST 22, 2013 - MARCH 31, 2014

            International Multi-Asset         NASDAQ International Multi-Asset     MSCI World      Dow Jones EPAC Select
            Diversified Income Index Fund     Diversified Income Index(SM)         Index Ex-US     Dividend(TM) Index
8/13/12     $10,000                           $10,000                              $10,000         $10,000
9/30/13     10,380                             10,424                               10,493          10,600
3/31/14     10,759                             10,883                               11,158          11,499

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 23, 2013 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/23/13 - 9/30/13         17           1          0          0            8          0           0          0
10/1/13 - 3/31/14         35          29         10          1           32         17           1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI)

The First Trust High Income ETF (the "Fund") is an actively-managed exchange-traded fund. The Fund's primary investment objective is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund pursues its objectives by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of writing (selling) U.S. exchange-traded covered call options on the S&P 500(R) Index (the "Index"). Under normal market conditions, the Fund invests primarily in large cap equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. These premiums may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (1/6/14)
                                                                 to 3/31/14

FUND PERFORMANCE
 NAV                                                                0.93%
 Market Price                                                       0.37%

INDEX PERFORMANCE
 CBOE S&P 500 BuyWrite Monthly Index*                               2.50%
 S&P 500(R) Index                                                   2.99%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)



* The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500(R) Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       17.27%
Consumer Staples                             14.17
Health Care Energy                           13.69
Consumer Discretionary                       12.98
Financials                                   12.23
Energy                                        9.22
Industrials                                   8.77
Telecommunication Services                    5.76
Utilities                                     3.13
Materials                                     2.78
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Johnson & Johnson                             5.29%
Altria Group, Inc.                            4.56
AT&T, Inc.                                    4.16
General Electric Co.                          4.11
New York Community Bancorp, Inc.              3.38
Pfizer, Inc.                                  2.95
Old Republic International Corp.              2.77
Priceline Group (The), Inc.                   2.75
Seadrill Ltd.                                 2.73
ConocoPhillips                                2.69
                                            -------
     Total                                   35.39%
                                            =======


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JANUARY 6, 2014 - MARCH 31, 2014

            First Trust High     CBOE S&P 500               S&P 500(R)
            Income ETF           BuyWrite Monthly Index     Index
1/6/14      $10,000              $10,000                    $10,000
3/31/14      10,093               10,250                     10,299

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
1/7/14 - 3/31/14          18           1          0          0           39          0           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW BETA INCOME ETF (FTLB)

The First Trust Low Beta Income ETF (the "Fund") is an actively-managed exchange-traded fund. The Fund's investment objective is to provide current income. The Fund pursues its objective by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of buying U.S. exchange-traded put options on the S&P 500(R) Index (the "Index") and writing (selling) U.S. exchange-traded covered call options on the Index. Under normal market conditions, the Fund invests primarily in large-cap equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund's price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                  CUMULATIVE
                                                                 TOTAL RETURNS
                                                              Inception (1/6/14)
                                                                  to 3/31/14

FUND PERFORMANCE
 NAV                                                                 0.53%
 Market Price                                                        0.28%

INDEX PERFORMANCE
 CBOE S&P 500 95-110 Collar Index*                                   2.03%
 S&P 500(R) Index                                                    2.99%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)



* The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500(R) stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500(R) Index; buying three-month S&P 500(R) put options to protect this S&P 500(R) portfolio from market decreases; and selling one-month S&P 500(R) call options to help finance the cost of the put options.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW BETA INCOME ETF (FTLB) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       17.27%
Consumer Staples                             14.17
Health Care Energy                           13.69
Consumer Discretionary                       12.98
Financials                                   12.23
Energy                                        9.22
Industrials                                   8.77
Telecommunication Services                    5.76
Utilities                                     3.13
Materials                                     2.78
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Johnson & Johnson                             5.29%
Altria Group, Inc.                            4.56
AT&T, Inc.                                    4.16
General Electric Co.                          4.11
New York Community Bancorp, Inc.              3.38
Pfizer, Inc.                                  2.95
Old Republic International Corp.              2.77
Priceline Group (The), Inc.                   2.75
Seadrill Ltd.                                 2.73
ConocoPhillips                                2.69
                                            -------
     Total                                   35.39%
                                            =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JANUARY 6, 2014 - MARCH 31, 2014

             First Trust Low Beta     CBOE S&P 500            S&P 500(R)
             Income ETF               95-110 Collar Index     Index
1/6/14       $10,000                  $10,000                 $10,000
3/31/14       10,053                   10,203                  10,299

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
1/7/14 - 3/31/14          27           2          1          0           28          0           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

The First Trust NASDAQ Rising Dividend Achievers ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the fees and expenses) of the NASDAQ US Rising Dividend Achievers Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index. The Index is composed of the securities of 50 companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income producing securities.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                  CUMULATIVE
                                                                 TOTAL RETURNS
                                                              Inception (1/6/14)
                                                                  to 3/31/14

FUND PERFORMANCE
 NAV                                                                 2.04%
 Market Price                                                       -0.17%

INDEX PERFORMANCE
 NASDAQ US Rising Dividend Achievers Index                           2.20%
 Dow Jones U.S. Select Dividend Index(SM)*                           5.43%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)



* The Dow Jones U.S. Select Dividend Index(SM) represents 100 of the United States' leading stocks by dividend yield.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   27.85%
Information Technology                       22.19
Energy                                       17.96
Health Care                                  14.00
Industrials                                   7.99
Consumer Discretionary                        4.06
Materials                                     2.02
Telecommunication Services                    2.01
Consumer Staples                              1.92
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Symantec Corp.                                2.16%
Oracle Corp.                                  2.14
GameStop Corp.                                2.11
Schlumberger Ltd.                             2.08
Seagate Technology PLC                        2.07
Questcor Pharmaceuticals, Inc.                2.07
National Oilwell Varco, Inc.                  2.06
Johnson & Johnson                             2.06
Chubb Corp.                                   2.06
BlackRock, Inc.                               2.06
                                            -------
     Total                                   20.87%
                                            =======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JANUARY 6, 2014 - MARCH 31, 2014

            First Trust NASDAQ Rising     NASDAQ US Rising             Dow Jones U.S. Select
            Dividend Achievers ETF        Dividend Achievers Index     Dividend Index(SM)
1/6/14      $10,000                       $10,000                      $10,000
3/31/14      10,204                        10,220                       10,543

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
1/7/14 - 3/31/14          40           2          1          0           13          2           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

The First Trust Dorsey Wright Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright Focus Five Index (the "Index"). The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P., the Fund's investment advisor. The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                  CUMULATIVE
                                                                 TOTAL RETURNS
                                                              Inception (3/5/14)
                                                                  to 3/31/14

FUND PERFORMANCE
 NAV                                                                -5.79%
 Market Price                                                       -5.79%

INDEX PERFORMANCE
 Dorsey Wright Focus Five Index                                     -5.84%
 S&P 500(R) Index                                                    0.04%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV) (CONTINUED)

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     MARCH 5, 2014 - MARCH 31, 2014

            First Trust Dorsey Wright     Dorsey Wright        S&P 500(R)
            Focus 5 ETF                   Focus Five Index     Index
1/6/14      $10,000                       $10,000              $10,000
3/31/14       9,421                         9,416               10,004

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 6, 2014 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/6/14 - 3/31/14          17           0          0          0            1          0           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF (AIRR)

The First Trust RBA American Industrial Renaissance(TM) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance(TM) Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors.

-----------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------
                                                                                CUMULATIVE
                                                                               TOTAL RETURNS
                                                                            Inception (3/10/14)
                                                                                to 3/31/14

FUND PERFORMANCE
 NAV                                                                              -1.95%
 Market Price                                                                     -1.85%

INDEX PERFORMANCE
 Richard Bernstein Advisors American Industrial Renaissance(TM) Index             -1.90%
 S&P 500(R) Index                                                                 -0.17%
 S&P 500(R) Industrials Index                                                     -0.45%
-----------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF (AIRR) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  90.09%
Financials                                    9.91
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
MasTec, Inc.                                  3.64%
Quanta Services, Inc.                         3.46
Dycom Industries, Inc.                        3.30
AZZ, Inc.                                     3.21
EMCOR Group, Inc.                             3.16
MYR Group, Inc.                               3.04
Hubbell, Inc., Class B                        2.97
Tutor Perini Corp.                            2.95
Granite Construction, Inc.                    2.95
Acuity Brands, Inc.                           2.93
                                            -------
     Total                                   31.61%
                                            =======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            MARCH 10, 2014 - MARCH 31, 2014

            First Trust RBA American           Richard Bernstein Advisors American     S&P 500(R)     S&P 500(R)
            Industrial Renaissance(TM) ETF     Industrial Renaissance Index(TM)        Index          Industrials Index
3/10/14     $10,000                            $10,000                                 $10,000        $10,000
3/31/14       9,805                              9,810                                   9,983          9,955

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/11/14 - 3/31/14         12           1          0          0            2          0           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

The First Trust RBA Quality Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Richard Bernstein Advisors Quality Income Index (the "Index"). The Fund normally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S., including emerging market, equity securities that comprise the Index. The non-U.S. equity securities may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other depositary receipts. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income producing equity securities. The Index is focused on total return through a combination of dividend income and capital appreciation. The Index attempts to control the risks associated with investing in higher-yielding stocks, yet maintain attractive current income.

-----------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------
                                                                                CUMULATIVE
                                                                               TOTAL RETURNS
                                                                            Inception (3/10/14)
                                                                                to 3/31/14

FUND PERFORMANCE
 NAV                                                                               1.70%
 Market Price                                                                      2.15%

INDEX PERFORMANCE
 Richard Bernstein Advisors Quality Income Index                                   1.72%
 S&P 500(R) Index                                                                 -0.17%
 Dow Jones U.S. Select Dividend Index(SM)*                                         2.62%
-----------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RBA QUALITY INCOME ETF (QINC) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   40.59%
Utilities                                    24.25
Health Care                                   8.04
Energy                                        6.25
Consumer Staples                              6.07
Information Technology                        5.81
Consumer Discretionary                        5.09
Industrials                                   2.03
Materials                                     1.87
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Helmerich & Payne, Inc.                       2.46%
SCANA Corp.                                   2.16
Reynolds American, Inc.                       2.16
Microsoft Corp.                               2.16
Rayonier, Inc.                                2.15
Sovran Self Storage, Inc.                     2.14
NorthWestern Corp.                            2.14
Northeast Utilities                           2.12
BioMed Realty Trust, Inc.                     2.12
Xcel Energy, Inc.                             2.11
                                            -------
     Total                                   21.72%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MARCH 10, 2014 - MARCH 31, 2014

            First Trust RBA Quality     Richard Bernstein Advisors     S&P 500(R)     Dow Jones U.S. Select
            Income ETF(TM)              Quality Income Index           Index          Dividend Index(SM)
3/10/14     $10,000                     $10,000                        $10,000        $10,000
3/31/14      10,170                      10,172                          9,983         10,262

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/11/14 - 3/31/14          9           0          0          0            6          0           0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2014 (UNAUDITED)

As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance(TM) ETF or First Trust RBA Quality Income ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended March 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH           SIX-MONTH
                                                  OCTOBER 1, 2013     MARCH 31, 2014         PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
Actual                                               $1,000.00          $1,130.30             0.50%               $2.66
Hypothetical (5% return before expenses)             $1,000.00          $1,022.44             0.50%               $2.52

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
Actual                                               $1,000.00          $1,065.00             0.60%               $3.09
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%               $3.02

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
Actual                                               $1,000.00          $1,036.50             0.70%               $3.55
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%               $3.53

FIRST TRUST EXCHANGE-TRADED FUND VI

MARCH 31, 2014 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO        EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE PERIOD
                                                   ACCOUNT VALUE      ACCOUNT VALUE      NUMBER OF DAYS    JANUARY 6, 2014 (b)
                                                JANUARY 6, 2014 (b)   MARCH 31, 2014     IN THE PERIOD    TO MARCH 31, 2014 (c)
-------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME ETF (FTHI)
Actual                                               $1,000.00          $1,009.30            0.85%                $1.99
Hypothetical (5% return before expenses)             $1,000.00          $1,020.69            0.85%                $4.28

FIRST TRUST LOW BETA INCOME ETF (FTLB)
Actual                                               $1,000.00          $1,005.30            0.85%                $1.98
Hypothetical (5% return before expenses)             $1,000.00          $1,020.69            0.85%                $4.28

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
Actual                                               $1,000.00          $1,020.40            0.50%                $1.18
Hypothetical (5% return before expenses)             $1,000.00          $1,022.44            0.50%                $2.52


-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO        EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE PERIOD
                                                   ACCOUNT VALUE      ACCOUNT VALUE      NUMBER OF DAYS     MARCH 5, 2014 (b)
                                                 MARCH 5, 2014 (b)    MARCH 31, 2014     IN THE PERIOD    TO MARCH 31, 2014 (d)
-------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
Actual                                              $1,000.00           $1,020.40             0.30%                $0.22
Hypothetical (5% return before expenses)            $1,000.00           $1,023.44             0.30%                $1.51


-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO        EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE PERIOD
                                                   ACCOUNT VALUE      ACCOUNT VALUE      NUMBER OF DAYS    MARCH 10, 2014 (b)
                                                MARCH 10, 2014 (b)    MARCH 31, 2014     IN THE PERIOD    TO MARCH 31, 2014 (e)
-------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF (AIRR)
Actual                                               $1,000.00          $  980.50            0.70%                $0.42
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
Actual                                               $1,000.00          $1,017.00            0.70%                $0.43
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (October 1, 2013 through March 31, 2014), multiplied by 182/365 (to reflect the one-half year period).

(b)   Inception date.

(c) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 6, 2014 through March 31, 2014), multiplied by 85/365. Hypothetical expenses are assumed for the most recent half-year period.

(d) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (March 5, 2014 through March 31, 2014), multiplied by 27/365. Hypothetical expenses are assumed for the most recent half-year period.

(e) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (March 10, 2014 through March 31, 2014), multiplied by 22/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                          DESCRIPTION                             VALUE
----------  --------------------------------------------------------  -------------
COMMON STOCKS - 100.0%

              COMMUNICATIONS EQUIPMENT - 13.7%
     9,463  ADTRAN, Inc.............................................  $     230,992
 1,512,650  Cisco Systems, Inc......................................     33,898,487
    27,789  Harris Corp.............................................      2,033,043
     6,449  InterDigital, Inc.......................................        213,526
    53,149  Motorola Solutions, Inc.................................      3,416,949
     4,712  Plantronics, Inc........................................        209,449
   218,993  QUALCOMM, Inc...........................................     17,269,788
    79,589  Telefonaktiebolaget LM Ericsson, ADR....................      1,060,921
                                                                      -------------
                                                                         58,333,155
                                                                      -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 11.5%
   258,185  AT&T, Inc...............................................      9,054,548
     2,933  Atlantic Tele-Network, Inc..............................        193,343
   189,084  BCE, Inc................................................      8,157,084
     3,267  BT Group PLC, ADR.......................................        208,598
    11,413  Cogent Communications Group, Inc........................        405,504
    38,171  Consolidated Communications Holdings, Inc...............        763,802
   959,981  Frontier Communications Corp............................      5,471,892
    24,300  Telekomunikasi Indonesia Persero Tbk PT, ADR............        956,691
   233,211  TELUS Corp..............................................      8,383,935
   173,265  Verizon Communications, Inc.............................      8,242,216
   870,824  Windstream Holdings, Inc................................      7,175,590
                                                                      -------------
                                                                         49,013,203
                                                                      -------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
   342,518  Corning, Inc............................................      7,131,225
                                                                      -------------
            HEALTH CARE TECHNOLOGY - 0.2%
     4,045  Computer Programs & Systems, Inc........................        261,307
    29,350  Quality Systems, Inc....................................        495,428
                                                                      -------------
                                                                            756,735
                                                                      -------------
            HOUSEHOLD DURABLES - 1.1%
    79,584  Garmin Ltd..............................................      4,397,812
                                                                      -------------
            INTERNET SOFTWARE & SERVICES - 0.3%
    11,505  InterActiveCorp.........................................        821,342
    10,735  j2 Global, Inc..........................................        537,287
                                                                      -------------
                                                                          1,358,629
                                                                      -------------
            IT SERVICES - 9.1%
    22,686  Amdocs Ltd..............................................      1,053,992
    22,419  Computer Sciences Corp..................................      1,363,524
     6,686  CSG Systems International, Inc..........................        174,103
     6,498  DST Systems, Inc........................................        615,945
     3,980  Forrester Research, Inc.................................        142,683
    13,950  Infosys Ltd., ADR.......................................        755,811
   178,082  International Business Machines Corp....................     34,279,004
     8,943  Science Applications International Corp.................        334,379
     5,473  Wipro Ltd...............................................         73,338
                                                                      -------------
                                                                         38,792,779
                                                                      -------------


                        See Notes to Financial Statements                Page 25


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                          DESCRIPTION                             VALUE
----------  --------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.3%
    53,164  Altera Corp.............................................  $   1,926,663
   101,677  Analog Devices, Inc.....................................      5,403,116
   302,843  Applied Materials, Inc..................................      6,184,054
     8,889  ASML Holding N.V., ADR..................................        829,877
    43,298  Avago Technologies Ltd..................................      2,788,824
    95,571  Broadcom Corp., Class A.................................      3,008,575
    25,003  Brooks Automation, Inc..................................        273,283
     2,509  ChipMOS TECHNOLOGIES Bermuda Ltd........................         55,348
    84,310  Cypress Semiconductor Corp..............................        865,864
    22,045  Himax Technologies, Inc., ADR...........................        253,958
 1,331,810  Intel Corp..............................................     34,374,016
    58,610  Intersil Corp., Class A.................................        757,241
    52,843  KLA-Tencor Corp.........................................      3,653,565
    93,867  Marvell Technology Group Ltd............................      1,478,405
   104,831  Maxim Integrated Products, Inc..........................      3,472,003
    75,205  Microchip Technology, Inc...............................      3,591,791
    13,821  MKS Instruments, Inc....................................        413,110
   116,575  NVIDIA Corp.............................................      2,087,858
     1,992  Power Integrations, Inc.................................        131,034
    14,329  Silicon Motion Technology Corp., ADR....................        240,441
    33,266  STMicroelectronics N.V., ADR............................        307,378
   365,008  Taiwan Semiconductor Manufacturing Co., Ltd., ADR.......      7,307,460
    12,166  Tessera Technologies, Inc...............................        287,483
   340,072  Texas Instruments, Inc..................................     16,034,395
    60,285  Xilinx, Inc.............................................      3,271,667
                                                                      -------------
                                                                         98,997,409
                                                                      -------------
            SOFTWARE - 15.9%
     8,590  Blackbaud, Inc..........................................        268,867
   162,490  CA, Inc.................................................      5,032,315
    90,840  Compuware Corp..........................................        953,820
    31,735  Intuit, Inc.............................................      2,466,762
    11,588  Mentor Graphics Corp....................................        255,168
   860,757  Microsoft Corp..........................................     35,282,429
     4,005  Monotype Imaging Holdings, Inc..........................        120,711
     5,380  NICE Systems Ltd., ADR..................................        240,271
    26,073  Open Text Corp..........................................      1,243,943
   421,575  Oracle Corp.............................................     17,246,633
     6,838  SAP AG, ADR.............................................        555,998
     7,228  Solera Holdings, Inc....................................        457,821
   176,125  Symantec Corp...........................................      3,517,216
                                                                      -------------
                                                                         67,641,954
                                                                      -------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 15.1%
    62,665  Apple, Inc..............................................     33,634,812
    23,867  Diebold, Inc............................................        952,055
   280,152  EMC Corp................................................      7,678,966
   439,341  Hewlett-Packard Co......................................     14,217,075
    21,495  Lexmark International, Inc., Class A....................        995,004
    44,845  NetApp, Inc.............................................      1,654,780


Page 26                 See Notes to Financial Statements



FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

 SHARES                          DESCRIPTION                             VALUE
----------  --------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
    24,902  SanDisk Corp............................................  $   2,021,793
    34,667  Western Digital Corp....................................      3,183,124
                                                                      -------------
                                                                         64,337,609
                                                                      -------------
            WIRELESS TELECOMMUNICATION SERVICES - 8.1%
    96,667  America Movil SAB de CV, Series L, ADR..................      1,921,740
    51,834  China Mobile, Ltd., ADR.................................      2,363,112
   325,219  Mobile Telesystems OJSC, ADR............................      5,688,080
   204,994  Rogers Communications, Inc., Class B....................      8,494,951
     3,831  Shenandoah Telecommunications Co........................        123,703
    26,645  Telephone & Data Systems, Inc...........................        698,366
    25,723  TIM Participacoes S.A., ADR.............................        667,769
   811,412  VimpelCom Ltd., ADR.....................................      7,327,050
   198,316  Vodafone Group PLC, ADR.................................      7,300,012
                                                                      -------------
                                                                         34,584,783
                                                                      -------------
            TOTAL INVESTMENTS - 100.0%..............................    425,345,293
            (Cost $390,771,818) (a)

            NET OTHER ASSETS AND LIABILITIES - 0.0%.................         (3,971)
                                                                      -------------
            NET ASSETS - 100.0%.....................................  $ 425,341,322
                                                                      =============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,283,912 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,710,437.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   ------------     -------------     ------------
Common Stocks*.....................................    $ 425,345,293   $425,345,293     $          --     $         --
                                                       =============   ============     =============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                        See Notes to Financial Statements                Page 27

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 25.5%
            BANKS - 2.4%
   278,797  First Niagara Financial Group, Inc....................................................  $   2,634,632
   227,061  FNB Corp..............................................................................      3,042,617
   243,609  National Penn Bancshares, Inc.........................................................      2,545,714
   109,558  Trustmark Corp........................................................................      2,777,295
    97,016  United Bankshares, Inc................................................................      2,970,630
                                                                                                    -------------
                                                                                                       13,970,888
                                                                                                    -------------
            CAPITAL MARKETS - 0.5%
    90,812  Federated Investors, Inc., Class B....................................................      2,773,399
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
   116,154  AT&T, Inc.............................................................................      4,073,521
    62,452  Verizon Communications, Inc...........................................................      2,970,842
                                                                                                    -------------
                                                                                                        7,044,363
                                                                                                    -------------
            ELECTRIC UTILITIES - 6.9%
    51,385  ALLETE, Inc...........................................................................      2,693,602
    54,333  American Electric Power Co., Inc......................................................      2,752,510
    42,147  Duke Energy Corp......................................................................      3,001,709
    56,349  Entergy Corp..........................................................................      3,766,931
   112,642  Exelon Corp...........................................................................      3,780,266
    92,933  Great Plains Energy, Inc..............................................................      2,512,908
   128,047  Hawaiian Electric Industries, Inc.....................................................      3,254,955
    51,867  Pinnacle West Capital Corp............................................................      2,835,050
   101,674  PPL Corp..............................................................................      3,369,476
    79,357  Southern Co...........................................................................      3,486,947
    78,794  UIL Holdings Corp.....................................................................      2,900,407
    81,802  Westar Energy, Inc....................................................................      2,876,158
    86,543  Xcel Energy, Inc......................................................................      2,627,445
                                                                                                    -------------
                                                                                                       39,858,364
                                                                                                    -------------
            GAS UTILITIES - 1.9%
    57,110  AGL Resources, Inc....................................................................      2,796,106
    55,650  Laclede Group, Inc....................................................................      2,623,897
    54,554  New Jersey Resources Corp.............................................................      2,716,789
    75,810  Piedmont Natural Gas Co., Inc.........................................................      2,682,916
                                                                                                    -------------
                                                                                                       10,819,708
                                                                                                    -------------
            HOTELS, RESTAURANTS & LEISURE - 0.5%
    58,150  Darden Restaurants, Inc...............................................................      2,951,694
                                                                                                    -------------
            HOUSEHOLD DURABLES - 1.0%
    50,837  Garmin Ltd............................................................................      2,809,252
    83,734  Leggett & Platt, Inc..................................................................      2,733,078
                                                                                                    -------------
                                                                                                        5,542,330
                                                                                                    -------------
            INSURANCE - 0.6%
   202,255  Old Republic International Corp.......................................................      3,316,982
                                                                                                    -------------
            LEISURE PRODUCTS - 0.5%
    69,638  Mattel, Inc...........................................................................      2,793,180
                                                                                                    -------------
            MEDIA - 0.4%
    51,942  Meredith Corp.........................................................................      2,411,667
                                                                                                    -------------


Page 28                 See Notes to Financial Statements




MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES - 5.0%
    46,512  Alliant Energy Corp...................................................................  $   2,642,347
    71,439  Ameren Corp...........................................................................      2,943,287
    97,605  Avista Corp...........................................................................      2,991,593
   102,396  CenterPoint Energy, Inc...............................................................      2,425,761
    88,144  CMS Energy Corp.......................................................................      2,580,856
    55,073  Consolidated Edison, Inc..............................................................      2,954,666
    36,052  DTE Energy Co.........................................................................      2,678,303
    59,672  Integrys Energy Group, Inc............................................................      3,559,435
    80,439  Public Service Enterprise Group, Inc..................................................      3,067,944
    59,234  SCANA Corp............................................................................      3,039,889
                                                                                                    -------------
                                                                                                       28,884,081
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS - 0.5%
    42,680  ConocoPhillips........................................................................      3,002,538
                                                                                                    -------------
            PHARMACEUTICALS - 0.4%
    41,565  Eli Lilly & Co........................................................................      2,446,516
                                                                                                    -------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
   101,129  Intel Corp............................................................................      2,610,140
                                                                                                    -------------
            TOBACCO - 2.8%
    98,369  Altria Group, Inc.....................................................................      3,681,952
    62,203  Lorillard, Inc........................................................................      3,363,938
    38,659  Philip Morris International, Inc......................................................      3,165,012
    68,682  Reynolds American, Inc................................................................      3,668,992
    46,385  Universal Corp........................................................................      2,592,458
                                                                                                    -------------
                                                                                                       16,472,352
                                                                                                    -------------
            TRADING COMPANIES & DISTRIBUTORS - 0.4%
   127,510  Aircastle Ltd.........................................................................      2,471,144
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................    147,369,346
            (Cost $139,014,063)                                                                     -------------

MASTER LIMITED PARTNERSHIPS - 20.2%

            MARINE - 1.2%
   363,278  Navios Maritime Partners L.P..........................................................      7,080,288
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS - 19.0%
   151,115  Atlas Pipeline Partners L.P...........................................................      4,852,303
   452,862  Boardwalk Pipeline Partners, L.P......................................................      6,072,879
   325,748  BreitBurn Energy Partners, L.P........................................................      6,505,188
    50,933  Buckeye Partners, L.P.................................................................      3,822,522
    74,131  DCP Midstream Partners, L.P...........................................................      3,713,963
   181,298  Dorchester Minerals, L.P..............................................................      4,750,008
   166,656  El Paso Pipeline Partners, L.P........................................................      5,064,676
   173,257  Enbridge Energy Partners, L.P.........................................................      4,748,974
    74,969  Energy Transfer Partners, L.P.........................................................      4,032,582
    39,632  Enterprise Products Partners, L.P.....................................................      2,748,875
   108,749  Golar LNG Partners, L.P...............................................................      3,251,595
   115,859  Holly Energy Partners, L.P............................................................      3,843,043
    58,183  Kinder Morgan Energy Partners, L.P....................................................      4,302,633
   218,060  Legacy Reserves, L.P..................................................................      5,416,610


                        See Notes to Financial Statements                Page 29



MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES/
   UNITS                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS (CONTINUED)
   109,619  Martin Midstream Partners, L.P........................................................  $   4,719,098
   114,216  NuStar Energy, L.P....................................................................      6,276,169
    67,651  ONEOK Partners, L.P...................................................................      3,622,711
    56,014  Plains All American Pipeline, L.P.....................................................      3,087,492
   436,484  QR Energy, L.P........................................................................      7,804,334
   166,006  Regency Energy Partners, L.P..........................................................      4,518,683
    66,110  Targa Resources Partners, L.P.........................................................      3,719,349
    95,372  TC Pipelines, L.P.....................................................................      4,571,180
   103,809  Teekay LNG Partners L.P...............................................................      4,290,426
   132,105  Teekay Offshore Partners, L.P.........................................................      4,322,476
                                                                                                    -------------
                                                                                                      110,057,769
                                                                                                    -------------
            TOTAL MASTER LIMITED PARTNERSHIPS.....................................................    117,138,057
            (Cost $110,635,197)                                                                     -------------


                                                                          STATED         STATED
  SHARES                          DESCRIPTION                              RATE         MATURITY        VALUE
----------  --------------------------------------------------------  -------------  -------------  -------------
$25 PAR PREFERRED SECURITIES - 20.0%
            BANKS - 6.2%
   243,606  Bank of America Corp., Series D.........................      6.20%           (a)           6,002,452
   243,554  Bank of America Corp., Series I.........................      6.63%           (a)           6,215,498
   221,981  BB&T Corp...............................................      5.85%           (a)           5,238,752
   238,804  HSBC Holdings PLC, Series A.............................      6.20%           (a)           6,077,561
   204,427  US Bancorp., Series F (b)...............................      6.50%           (a)           5,805,727
   234,871  Wells Fargo & Co., Series J.............................      8.00%           (a)           6,844,141
                                                                                                    -------------
                                                                                                       36,184,131
                                                                                                    -------------
            CAPITAL MARKETS - 4.6%
   252,944  Deutsche Bank Capital Funding Trust IX..................      6.63%           (a)           6,488,014
   247,223  Deutsche Bank Contingent Capital Trust II...............      6.55%           (a)           6,472,298
   261,794  Deutsche Bank Contingent Capital Trust V................      8.05%           (a)           7,191,481
   256,200  Goldman Sachs Group, Inc., Series B.....................      6.20%           (a)           6,299,958
                                                                                                    -------------
                                                                                                       26,451,751
                                                                                                    -------------
            CONSUMER FINANCE - 1.3%
   274,812  Ally Financial, Inc., Series A (b)......................      8.50%           (a)           7,516,108
                                                                                                    -------------
            DIVERSIFIED FINANCIAL SERVICES - 1.2%
   266,670  ING Groep NV............................................      7.20%           (a)           6,906,753
                                                                                                    -------------
            INSURANCE - 6.7%
   248,013  Aegon NV................................................      6.38%           (a)           6,376,415
   252,570  Aegon NV................................................      6.50%           (a)           6,430,432
   269,262  Aegon NV................................................      7.25%           (a)           6,957,730
   245,139  MetLife, Inc., Series B.................................      6.50%           (a)           6,165,246
   260,704  PartnerRe Ltd., Series E................................      7.25%           (a)           6,911,263
   243,979  Prudential PLC..........................................      6.50%           (a)           6,167,789
                                                                                                    -------------
                                                                                                       39,008,875
                                                                                                    -------------
            TOTAL $25 PAR PREFERRED SECURITIES......................                                  116,067,618
            (Cost $114,880,279)                                                                     -------------


Page 30                 See Notes to Financial Statements




MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES/
   UNITS                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENTS TRUSTS - 19.4%
   817,916  Annaly Capital Management, Inc........................................................  $   8,972,538
 2,131,540  ARMOUR Residential REIT, Inc..........................................................      8,781,945
    44,301  Camden Property Trust.................................................................      2,983,229
   552,561  Capstead Mortgage Corp................................................................      6,995,422
   224,241  CBL & Associates Properties, Inc......................................................      3,980,278
   114,277  Chesapeake Lodging Trust..............................................................      2,940,347
   202,451  Colony Financial, Inc.................................................................      4,443,799
   120,312  Corporate Office Properties Trust.....................................................      3,205,112
    99,759  DuPont Fabros Technology, Inc.........................................................      2,401,199
    91,785  EPR Properties........................................................................      4,900,401
    75,218  HCP, Inc..............................................................................      2,917,706
   543,335  Invesco Mortgage Capital, Inc.........................................................      8,948,727
   133,154  Kimco Realty Corp.....................................................................      2,913,410
    97,331  LTC Properties, Inc...................................................................      3,662,566
   335,458  Medical Properties Trust, Inc.........................................................      4,290,508
    54,106  National Health Investors, Inc........................................................      3,271,249
    97,945  National Retail Properties, Inc.......................................................      3,361,472
   134,920  Omega Healthcare Investors, Inc.......................................................      4,522,518
    67,648  Plum Creek Timber Co., Inc............................................................      2,843,922
    64,692  Rayonier, Inc.........................................................................      2,970,010
   215,997  Redwood Trust, Inc....................................................................      4,380,419
   202,820  Retail Opportunity Investments Corp...................................................      3,030,131
   181,869  Starwood Property Trust, Inc..........................................................      4,290,290
   831,199  Two Harbors Investment Corp...........................................................      8,519,790
   100,019  Weingarten Realty Investors...........................................................      3,000,570
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................    112,527,558
            (Cost $113,663,411)                                                                     -------------

EXCHANGE-TRADED FUNDS - 14.7%

            CAPITAL MARKETS - 14.7%
   903,065  iShares iBoxx $ High Yield Corporate Bond Fund........................................     85,240,305
                                                                                                    -------------
            TOTAL EXCHANGE-TRADED FUNDS...........................................................     85,240,305
            (Cost $84,297,285)                                                                      -------------

            TOTAL INVESTMENTS - 99.8%.............................................................    578,342,884
            (Cost $562,490,235) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.2%...............................................      1,414,159
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $ 579,757,043
                                                                                                    =============


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,301,216 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,448,567.


                        See Notes to Financial Statements                Page 31

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                             3/31/2014         PRICES           INPUTS            INPUTS
---------------------------------------------------    ------------    ------------     -------------     ------------
Common Stocks*.....................................    $147,369,346    $147,369,346     $          --     $         --
Master Limited Partnerships*.......................     117,138,057     117,138,057                --               --
$25 Par Preferred Securities*......................     116,067,618     116,067,618                --               --
Real Estate Investment Trusts......................     112,527,558     112,527,558                --               --
Exchange-Traded Funds*.............................      85,240,305      85,240,305                --               --
                                                       ------------    ------------     -------------     ------------
Total Investments..................................    $578,342,884    $578,342,884     $          --     $         --
                                                       ============    =============    =============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


Page 32                 See Notes to Financial Statements

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 45.0%
            AIRLINES - 0.5%
    20,310  Air New Zealand Ltd...................................................................  $      36,045
                                                                                                    -------------
            BANKS - 4.4%
   248,199  Banco de Chile........................................................................         31,321
    94,927  Bank of China Ltd., Class H...........................................................         42,100
       459  Bank Pekao S.A........................................................................         29,843
    11,300  BOC Hong Kong Holdings Ltd............................................................         32,123
    54,000  China Construction Bank Corp., Class H................................................         37,803
    62,367  Industrial & Commercial Bank of China Ltd., Class H...................................         38,354
       139  Komercni Banka AS.....................................................................         33,204
    11,500  Malayan Banking Bhd...................................................................         34,090
     1,324  Swedbank AB, A Shares.................................................................         35,533
                                                                                                    -------------
                                                                                                          314,371
                                                                                                    -------------
            CAPITAL MARKETS - 1.0%
     4,226  Coronation Fund Managers Ltd..........................................................         39,739
     3,989  Investec PLC..........................................................................         32,241
                                                                                                    -------------
                                                                                                           71,980
                                                                                                    -------------
            CHEMICALS - 0.5%
       800  Yara International ASA................................................................         35,352
                                                                                                    -------------
            CONSTRUCTION & ENGINEERING - 1.3%
     5,181  Carillion PLC.........................................................................         31,233
       887  NCC AB, B Shares......................................................................         32,096
     1,384  Skanska AB, B Shares..................................................................         32,610
                                                                                                    -------------
                                                                                                           95,939
                                                                                                    -------------
            CONTAINERS & PACKAGING - 0.4%
    14,106  Taiwan Hon Chuan Enterprise Co., Ltd..................................................         30,572
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
       739  BCE, Inc..............................................................................         31,833
                                                                                                    -------------
            ELECTRIC UTILITIES - 6.0%
       180  CLP Holdings Ltd......................................................................          1,356
    10,139  EDP - Energias de Portugal S.A........................................................         47,086
       592  Elia System Operator S.A./N.V.........................................................         29,903
     1,369  Emera, Inc............................................................................         42,612
     1,292  Fortis, Inc...........................................................................         36,837
     2,336  Fortum OYJ............................................................................         53,100
    16,118  Luz del Sur SAA.......................................................................         51,600
    37,820  Spark Infrastructure Group............................................................         59,977
     2,442  SSE PLC...............................................................................         59,806
     9,593  Terna Rete Elettrica Nazionale SpA....................................................         51,383
                                                                                                    -------------
                                                                                                          433,660
                                                                                                    -------------
            ENERGY EQUIPMENT & SERVICES - 1.5%
     7,449  Prosafe SE............................................................................         59,689
     1,338  Seadrill Ltd..........................................................................         47,238
                                                                                                    -------------
                                                                                                          106,927
                                                                                                    -------------


                        See Notes to Financial Statements                Page 33




INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING - 0.8%
     5,526  J Sainsbury PLC.......................................................................  $      29,121
     8,316  WM Morrison Supermarkets PLC..........................................................         29,531
                                                                                                    -------------
                                                                                                           58,652
                                                                                                    -------------
            FOOD PRODUCTS - 0.5%
     7,059  AVI Ltd...............................................................................         37,903
                                                                                                    -------------
            GAS UTILITIES - 0.8%
     9,521  Snam SpA..............................................................................         55,745
                                                                                                    -------------
            INDEPENDENT POWER PRODUCERS AND RENEWABLE ELECTRICITY PRODUCERS - 3.3%
     2,357  Capital Power Corp....................................................................         54,837
     5,452  Innergex Renewable Energy, Inc........................................................         49,169
     3,951  Northland Power, Inc..................................................................         62,186
     6,065  TransAlta Corp........................................................................         70,443
                                                                                                    -------------
                                                                                                          236,635
                                                                                                    -------------
            INSURANCE - 5.5%
     4,990  Amlin PLC.............................................................................         40,289
     4,138  Catlin Group Ltd......................................................................         37,115
     1,590  CNP Assurances........................................................................         33,667
       387  Hannover Rueck SE.....................................................................         34,617
     1,220  Hyundai Marine & Fire Insurance Co., Ltd..............................................         35,186
     2,806  Liberty Holdings Ltd..................................................................         33,143
       135  Muenchener Rueckversicherungs AG......................................................         29,497
     3,745  Phoenix Group Holdings................................................................         41,176
       921  SCOR SE...............................................................................         32,228
       330  Tryg A/S..............................................................................         32,639
       137  Zurich Insurance Group AG.............................................................         42,058
                                                                                                    -------------
                                                                                                          391,615
                                                                                                    -------------
            IT SERVICES - 0.4%
     1,065  Davis & Henderson Corp................................................................         29,787
                                                                                                    -------------
            MACHINERY - 0.5%
     5,284  Duro Felguera S.A.....................................................................         36,179
                                                                                                    -------------
            MEDIA - 0.9%
       951  Eutelsat Communications S.A...........................................................         32,295
     5,637  Television Broadcasts Ltd.............................................................         33,903
                                                                                                    -------------
                                                                                                           66,198
                                                                                                    -------------
            MULTI-UTILITIES - 3.5%
     8,862  Centrica PLC..........................................................................         48,711
    37,298  DUET Group............................................................................         71,947
     3,148  GDF Suez..............................................................................         86,130
     3,269  National Grid PLC.....................................................................         44,798
                                                                                                    -------------
                                                                                                          251,586
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS - 9.2%
       860  Bonterra Energy Corp..................................................................         41,666
     3,750  BP PLC................................................................................         30,009


Page 34                 See Notes to Financial Statements




INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     1,312  BP Prudhoe Bay Royalty Trust..........................................................  $     110,785
     2,374  Canadian Oil Sands Ltd................................................................         49,799
    27,438  Ecopetrol S.A.........................................................................         56,074
       596  Lukoil OAO (d)........................................................................         33,312
     7,533  Pacific Coast Oil Trust...............................................................        100,867
     1,057  Pembina Pipeline Corp.................................................................         40,138
     4,577  Permian Basin Royalty Trust...........................................................         60,417
     1,380  Sabine Royalty Trust..................................................................         68,310
     1,112  Statoil ASA...........................................................................         31,385
       556  Total S.A.............................................................................         36,460
                                                                                                    -------------
                                                                                                          659,222
                                                                                                    -------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
    22,000  Sino Land Co., Ltd....................................................................         32,448
    44,383  SOHO China Ltd........................................................................         36,507
       394  Swiss Prime Site AG...................................................................         33,492
                                                                                                    -------------
                                                                                                          102,447
                                                                                                    -------------
            TOBACCO - 0.4%
       561  British American Tobacco PLC..........................................................         31,196
                                                                                                    -------------
            WATER UTILITIES - 1.1%
     2,998  Pennon Group PLC......................................................................         37,111
     3,293  United Utilities Group PLC............................................................         43,261
                                                                                                    -------------
                                                                                                           80,372
                                                                                                    -------------
            WIRELESS TELECOMMUNICATION SERVICES - 0.6%
     5,771  Mobile Telesystems OJSC (d)...........................................................         44,598
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................      3,238,814
            (Cost $3,089,777)                                                                       -------------

REAL ESTATE INVESTMENT TRUSTS - 19.8%

     4,461  Artis Real Estate Investment Trust....................................................         63,475
    13,974  Australand Property Group.............................................................         54,689
     2,354  Calloway Real Estate Investment Trust.................................................         54,852
     2,403  Canadian Apartment Properties REIT....................................................         46,343
    44,000  CapitaCommercial Trust................................................................         51,944
    32,000  CapitaMall Trust......................................................................         48,080
    35,087  CFS Retail Property Trust Group.......................................................         61,500
    20,771  Charter Hall Retail REIT..............................................................         68,962
     4,178  Cominar Real Estate Investment Trust..................................................         69,917
    76,857  Cromwell Property Group...............................................................         68,426
    57,235  Dexus Property Group..................................................................         56,264
     2,519  Dundee Real Estate Investment Trust, Class A..........................................         66,216
     1,233  Eurocommercial Properties N.V.........................................................         54,178
    14,978  GPT Group.............................................................................         50,839
     1,413  Granite Real Estate Investment Trust..................................................         51,970
     2,803  H&R Real Estate Investment Trust......................................................         57,962


                        See Notes to Financial Statements                Page 35



INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    18,140  Investa Office Fund...................................................................  $      54,507
    18,509  Londonmetric Property PLC.............................................................         43,725
    77,000  Mapletree Logistics Trust.............................................................         63,968
    29,772  Mirvac Group..........................................................................         46,938
    80,385  Redefine Properties Ltd...............................................................         72,917
     2,116  RioCan Real Estate Investment Trust...................................................         50,971
    16,889  Stockland.............................................................................         58,736
    39,000  Suntec Real Estate Investment Trust...................................................         51,467
    20,393  Westfield Retail Trust................................................................         56,359
       167  Yuexiu Real Estate Investment Trust...................................................             83
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................      1,425,288
            (Cost $1,385,752)                                                                       -------------



                                                                         STATED         STATED
  SHARES                          DESCRIPTION                             RATE         MATURITY        VALUE
----------  --------------------------------------------------------  -------------  -------------  ------------
$25 PAR PREFERRED SECURITIES - 15.1%
            BANKS - 9.6%
     1,929  Bank of Montreal, Series 16 (b).........................      3.39%           (a)             44,111
     2,825  Bank of Montreal, Series 21 (b).........................      6.50%           (a)             64,882
     2,236  Bank of Montreal, Series 23 (b).........................      5.40%           (a)             52,588
     2,055  Bank of Nova Scotia, Series 20 (b)......................      3.61%           (a)             46,714
     2,167  Bank of Nova Scotia, Series 22 (b)......................      3.83%           (a)             49,848
     2,711  Bank of Nova Scotia, Series 26 (b)......................      6.25%           (a)             61,258
     2,815  Canadian Imperial Bank of Commerce/Canada,
               Series 35 (b)........................................      6.50%           (a)             63,659
     2,795  HSBC Bank Canada/Toronto, Series E (b)..................      6.60%           (a)             63,915
     2,286  Royal Bank of Canada, Series AL (b).....................      4.26%           (a)             54,694
     2,673  Royal Bank of Canada, Series AT (b).....................      6.25%           (a)             62,044
     2,711  Toronto-Dominion Bank/The, Series AG (b)................      6.25%           (a)             62,214
     2,660  Toronto-Dominion Bank/The, Series AK (b)................      6.25%           (a)             61,718
                                                                                                    ------------
                                                                                                         687,645
                                                                                                    ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
     2,849  BCE, Inc., Series AF (b)................................      4.54%           (a)             54,454
                                                                                                    ------------
            INSURANCE - 2.3%
     2,834  Manulife Financial Corp., Series 4 (b)..................      6.60%           (a)             64,858
     2,390  Power Financial Corp., Series S.........................      4.80%           (a)             49,638
     2,631  Sun Life Financial, Inc., Series 1......................      4.75%           (a)             54,143
                                                                                                    ------------
                                                                                                         168,639
                                                                                                    ------------
            OIL, GAS & CONSUMABLE FUELS - 0.7%
     2,370  TransCanada Corp., Series 1 (b).........................      4.60%           (a)             49,801
                                                                                                    ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
     2,898  Brookfield Asset Management, Inc., Series 22 (b)........      7.00%           (a)             67,135
     2,332  Brookfield Asset Management, Inc., Series 24 (b)........      5.40%           (a)             53,327
                                                                                                    ------------
                                                                                                         120,462
                                                                                                    ------------
            TOTAL $25 PAR PREFERRED SECURITIES....................................................     1,081,001
            (Cost $1,109,164)                                                                       ------------



Page 36                                    See Notes to Financial Statements



INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)
                                                                         STATED         STATED
  SHARES                          DESCRIPTION                             RATE         MATURITY        VALUE
----------  --------------------------------------------------------  -------------  -------------  ------------
$75 PAR PREFERRED SECURITIES - 1.0%

            INDUSTRIAL CONGLOMERATES - 1.0%
    43,939  San Miguel Corp., Series 2A (b).........................      7.50%           (a)       $     73,485
                                                                                                    ------------
            TOTAL $75 PAR PREFERRED SECURITIES....................................................        73,485
            (Cost $74,725)                                                                          ------------

$100 PAR PREFERRED SECURITIES - 1.5%

            BANKS - 1.5%
       418  Australia & New Zealand Banking Group Ltd. (c)..........      5.15%        06/16/14           38,766
       346  Westpac Banking Corp. (c)...............................      5.85%        03/08/21           32,492
       349  National Australia Bank Ltd., Series CPS (c)............      5.91%        03/22/21           32,820
                                                                                                    ------------
            TOTAL $100 PAR PREFERRED SECURITIES...................................................       104,078
            (Cost $101,074)                                                                         ------------

OTHER PREFERRED SECURITIES - 2.2%

            BANKS - 1.1%
     8,825  Standard Bank Group Ltd. (b)............................      7.18%           (a)             78,795
                                                                                                    ------------
            CAPITAL MARKETS - 1.1%
     9,516  Investec Ltd. (b).......................................      5.95%           (a)             75,934
                                                                                                    ------------
            TOTAL OTHER PREFERRED SECURITIES.....................................................        154,729
            (Cost $154,007)                                                                         ------------


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS - 14.8%

            CAPITAL MARKETS - 14.8%
     9,579  iShares JP Morgan USD Emerging Markets Bond ETF.......................................      1,067,292
                                                                                                    -------------

            TOTAL EXCHANGE-TRADED FUNDS...........................................................      1,067,292
            (Cost $1,024,737)                                                                       -------------

            TOTAL INVESTMENTS - 99.4%.............................................................      7,144,687
            (Cost $6,939,236) (e)

            NET OTHER ASSETS AND LIABILITIES - 0.6%...............................................         45,619
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $   7,190,306
                                                                                                    =============

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2014.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $77,910 or 1.08% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $307,121 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $101,670.


                        See Notes to Financial Statements                Page 37

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             3/31/2014         PRICES           INPUTS           INPUTS
---------------------------------------------------    ------------    -------------    ------------     ------------
Common Stocks:
   Oil, Gas & Consumable Fuels.....................    $    659,222    $     625,910    $     33,312     $         --
   Wireless Telecommunication Services.............          44,598               --          44,598               --
   Other Industry Categories*......................       2,534,994        2,534,994              --               --
Real Estate Investment Trusts......................       1,425,288        1,425,288              --               --
$25 Par Preferred Securities*......................       1,081,001        1,081,001              --               --
$75 Par Preferred Securities*......................          73,485           73,485              --               --
$100 Par Preferred Securities*.....................         104,078          104,078              --               --
Other Preferred Securities*........................         154,729          154,729              --               --
Exchange-Traded Funds*.............................       1,067,292        1,067,292              --               --
                                                       ------------    -------------    ------------     ------------
Total Investments..................................    $  7,144,687    $   7,066,777    $     77,910     $         --
                                                       ============    =============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


Page 38                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 99.7%
            AEROSPACE & DEFENSE - 1.2%
        90  Boeing (The) Co.......................................................................  $      11,294
       138  Exelis, Inc...........................................................................          2,623
        44  Honeywell International, Inc..........................................................          4,082
        44  United Technologies Corp..............................................................          5,141
                                                                                                    -------------
                                                                                                           23,140
                                                                                                    -------------
            AIR FREIGHT & LOGISTICS - 0.2%
        44  United Parcel Service, Inc., Class B..................................................          4,285
                                                                                                    -------------
            AIRLINES - 0.3%
        46  Copa Holdings S.A., Class A...........................................................          6,679
                                                                                                    -------------
            AUTOMOBILES - 0.1%
       130  Ford Motor Co.........................................................................          2,028
                                                                                                    -------------
            BANKS - 0.9%
        46  Cullen/Frost Bankers, Inc.............................................................          3,567
        44  JPMorgan Chase & Co...................................................................          2,671
     1,164  Valley National Bancorp...............................................................         12,117
                                                                                                    -------------
                                                                                                           18,355
                                                                                                    -------------
            BEVERAGES - 1.6%
       360  Coca-Cola (The) Co....................................................................         13,918
       224  PepsiCo, Inc..........................................................................         18,704
                                                                                                    -------------
                                                                                                           32,622
                                                                                                    -------------
            CAPITAL MARKETS - 1.7%
        44  BlackRock, Inc........................................................................         13,837
       452  Federated Investors, Inc., Class B....................................................         13,804
        90  Waddell & Reed Financial, Inc., Class A...............................................          6,626
                                                                                                    -------------
                                                                                                           34,267
                                                                                                    -------------
            CHEMICALS - 1.8%
       136  Dow Chemical (The) Co.................................................................          6,608
       182  EI du Pont de Nemours & Co............................................................         12,212
       138  Kronos Worldwide, Inc.................................................................          2,302
        44  Praxair, Inc..........................................................................          5,763
        46  Rockwood Holdings, Inc................................................................          3,422
        88  RPM International, Inc................................................................          3,682
        46  Scotts Miracle-Gro (The) Co., Class A.................................................          2,819
                                                                                                    -------------
                                                                                                           36,808
                                                                                                    -------------
            COMMERCIAL SERVICES & SUPPLIES - 1.6%
       134  Covanta Holding Corp..................................................................          2,419
        88  KAR Auction Services, Inc.............................................................          2,671
     1,458  RR Donnelley & Sons Co................................................................         26,098
                                                                                                    -------------
                                                                                                           31,188
                                                                                                    -------------
            COMMUNICATIONS EQUIPMENT - 1.0%
       136  Cisco Systems, Inc....................................................................          3,048
       224  QUALCOMM, Inc.........................................................................         17,664
                                                                                                    -------------
                                                                                                           20,712
                                                                                                    -------------


                        See Notes to Financial Statements                Page 39



FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

            CONTAINERS & PACKAGING - 0.6%
        46  Greif, Inc., Class A..................................................................  $       2,414
        88  Packaging Corp. of America............................................................          6,193
        92  Sonoco Products Co....................................................................          3,774
                                                                                                    -------------
                                                                                                           12,381
                                                                                                    -------------
            DIVERSIFIED FINANCIAL SERVICES - 0.1%
        48  CBOE Holdings, Inc....................................................................          2,717
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 5.7%
     2,364  AT&T, Inc.............................................................................         82,905
       670  Verizon Communications, Inc...........................................................         31,872
                                                                                                    -------------
                                                                                                          114,777
                                                                                                    -------------
            ELECTRIC UTILITIES - 2.7%
       226  Duke Energy Corp......................................................................         16,096
        94  Hawaiian Electric Industries, Inc.....................................................          2,389
       718  Southern (The) Co.....................................................................         31,549
        88  Westar Energy, Inc....................................................................          3,094
                                                                                                    -------------
                                                                                                           53,128
                                                                                                    -------------
            ELECTRICAL EQUIPMENT - 0.2%
        46  Emerson Electric Co...................................................................          3,073
                                                                                                    -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
        94  Avnet, Inc............................................................................          4,374
        90  Cognex Corp. (a)......................................................................          3,047
        90  National Instruments Corp.............................................................          2,582
                                                                                                    -------------
                                                                                                           10,003
                                                                                                    -------------
            ENERGY EQUIPMENT & SERVICES - 2.9%
       226  RPC, Inc..............................................................................          4,615
     1,548  Seadrill Ltd..........................................................................         54,428
                                                                                                    -------------
                                                                                                           59,043
                                                                                                    -------------
            FOOD & STAPLES RETAILING - 2.9%
        44  Costco Wholesale Corp.................................................................          4,914
       316  CVS Caremark Corp.....................................................................         23,656
       266  Wal-Mart Stores, Inc..................................................................         20,330
       134  Walgreen Co...........................................................................          8,848
                                                                                                    -------------
                                                                                                           57,748
                                                                                                    -------------
            FOOD PRODUCTS - 0.3%
       130  Flowers Foods, Inc....................................................................          2,788
        92  Mondelez International, Inc...........................................................          3,179
                                                                                                    -------------
                                                                                                            5,967
                                                                                                    -------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
        88  Abbott Laboratories...................................................................          3,389
        44  Baxter International, Inc.............................................................          3,238
        88  Medtronic, Inc........................................................................          5,416
        44  ResMed, Inc...........................................................................          1,966
        90  West Pharmaceutical Services, Inc.....................................................          3,964
                                                                                                    -------------
                                                                                                           17,973
                                                                                                    -------------


Page 40                 See Notes to Financial Statements




FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES - 1.0%
       266  Omnicare, Inc.........................................................................  $      15,872
        46  UnitedHealth Group, Inc...............................................................          3,772
                                                                                                    -------------
                                                                                                           19,644
                                                                                                    -------------
            HOTELS, RESTAURANTS & LEISURE - 2.5%
        88  Las Vegas Sands Corp..................................................................          7,108
       268  McDonald's Corp.......................................................................         26,272
        46  Royal Caribbean Cruises Ltd...........................................................          2,510
       222  Six Flags Entertainment Corp..........................................................          8,913
        44  Starbucks Corp........................................................................          3,229
       274  Wendy's (The) Co......................................................................          2,499
                                                                                                    -------------
                                                                                                           50,531
                                                                                                    -------------
            HOUSEHOLD DURABLES - 0.2%
        46  Tupperware Brands Corp................................................................          3,853
                                                                                                    -------------
            HOUSEHOLD PRODUCTS - 2.4%
        44  Colgate-Palmolive Co..................................................................          2,854
        44  Energizer Holdings, Inc...............................................................          4,433
       134  Kimberly-Clark Corp...................................................................         14,774
       312  Procter & Gamble (The) Co.............................................................         25,147
                                                                                                    -------------
                                                                                                           47,208
                                                                                                    -------------
            INDUSTRIAL CONGLOMERATES - 4.4%
        44  3M Co.................................................................................          5,969
     3,164  General Electric Co...................................................................         81,916
                                                                                                    -------------
                                                                                                           87,885
                                                                                                    -------------
            INSURANCE - 4.7%
        44  Arthur J Gallagher & Co...............................................................          2,093
        86  Fidelity National Financial, Inc., Class A............................................          2,704
       358  Mercury General Corp..................................................................         16,139
     3,366  Old Republic International Corp.......................................................         55,202
       138  PartnerRe Ltd.........................................................................         14,283
        94  Validus Holdings Ltd..................................................................          3,545
                                                                                                    -------------
                                                                                                           93,966
                                                                                                    -------------
            INTERNET & CATALOG RETAIL - 3.5%
        44  Amazon.com, Inc. (a)..................................................................         14,807
        46  Priceline Group (The), Inc. (a).......................................................         54,827
                                                                                                    -------------
                                                                                                           69,634
                                                                                                    -------------
            INTERNET SOFTWARE & SERVICES - 3.0%
        44  Facebook, Inc., Class A (a)...........................................................          2,651
        44  Google, Inc., Class A (a).............................................................         49,038
        46  LinkedIn Corp., Class A (a)...........................................................          8,507
                                                                                                    -------------
                                                                                                           60,196
                                                                                                    -------------
            IT SERVICES - 5.8%
       180  Accenture PLC, Class A................................................................         14,350
        88  Amdocs Ltd............................................................................          4,088
       180  Automatic Data Processing, Inc........................................................         13,907


                        See Notes to Financial Statements                Page 41




FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
        92  Broadridge Financial Solutions, Inc...................................................  $       3,417
       134  DST Systems, Inc......................................................................         12,702
        44  FleetCor Technologies, Inc. (a).......................................................          5,064
        46  International Business Machines Corp..................................................          8,855
        44  Jack Henry & Associates, Inc..........................................................          2,453
       268  Leidos Holdings, Inc..................................................................          9,479
       440  MasterCard, Inc., Class A.............................................................         32,868
        44  Visa, Inc., Class A...................................................................          9,498
                                                                                                    -------------
                                                                                                          116,681
                                                                                                    -------------
            LEISURE PRODUCTS - 0.3%
        44  Polaris Industries, Inc...............................................................          6,147
                                                                                                    -------------
            MACHINERY - 0.4%
        44  Caterpillar, Inc......................................................................          4,372
        44  Crane Co..............................................................................          3,131
                                                                                                    -------------
                                                                                                            7,503
                                                                                                    -------------
            MEDIA - 3.2%
        92  Cinemark Holdings, Inc................................................................          2,669
        46  Comcast Corp., Class A................................................................          2,301
     1,808  Regal Entertainment Group, Class A....................................................         33,773
        90  Sinclair Broadcast Group, Inc., Class A...............................................          2,438
       316  Thomson Reuters Corp..................................................................         10,807
       134  Time Warner, Inc......................................................................          8,754
        44  Viacom Inc., Class B..................................................................          3,740
                                                                                                    -------------
                                                                                                           64,482
                                                                                                    -------------
            METALS & MINING - 0.3%
        90  Freeport-McMoRan Copper & Gold, Inc...................................................          2,976
       178  Steel Dynamics, Inc...................................................................          3,167
                                                                                                    -------------
                                                                                                            6,143
                                                                                                    -------------
            MULTI-UTILITIES - 0.5%
        44  Alliant Energy Corp...................................................................          2,500
        44  Dominion Resources, Inc...............................................................          3,123
        92  Vectren Corp..........................................................................          3,624
                                                                                                    -------------
                                                                                                            9,247
                                                                                                    -------------
            MULTILINE RETAIL - 0.3%
        88  Target Corp...........................................................................          5,325
                                                                                                   ------ -------
            OIL, GAS & CONSUMABLE FUELS - 6.2%
       134  Chevron Corp..........................................................................         15,934
       762  ConocoPhillips........................................................................         53,607
       178  CVR Energy, Inc.......................................................................          7,520
       360  Exxon Mobil Corp......................................................................         35,165
        90  Golar LNG Ltd.........................................................................          3,752
        44  Occidental Petroleum Corp.............................................................          4,193
        46  Targa Resources Corp..................................................................          4,566
                                                                                                    -------------
                                                                                                          124,737
                                                                                                    -------------


Page 42                 See Notes to Financial Statements




FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            PERSONAL PRODUCTS - 0.2%
        44  Nu Skin Enterprises, Inc., Class A....................................................  $       3,645
                                                                                                    -------------
            PHARMACEUTICALS - 11.8%
        46  AbbVie, Inc...........................................................................          2,364
       180  Bristol-Myers Squibb Co...............................................................          9,351
       488  Eli Lilly & Co........................................................................         28,724
     1,072  Johnson & Johnson.....................................................................        105,303
       538  Merck & Co., Inc......................................................................         30,542
     1,832  Pfizer, Inc...........................................................................         58,844
                                                                                                    -------------
                                                                                                          235,128
                                                                                                    -------------
            REAL ESTATE INVESTMENTS TRUSTS - 1.4%
       134  Equity One, Inc.......................................................................          2,994
       488  Highwoods Properties, Inc.............................................................         18,744
        92  LaSalle Hotel Properties..............................................................          2,880
        90  RLJ Lodging Trust.....................................................................          2,407
                                                                                                    -------------
                                                                                                           27,025
                                                                                                    -------------
            ROAD & RAIL - 0.5%
        46  Landstar System, Inc..................................................................          2,724
        44  Union Pacific Corp....................................................................          8,257
                                                                                                    -------------
                                                                                                           10,981
                                                                                                    -------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
        46  Avago Technologies Ltd................................................................          2,963
       450  Intel Corp............................................................................         11,614
       180  Maxim Integrated Products, Inc........................................................          5,962
       770  Texas Instruments, Inc................................................................         36,305
                                                                                                    -------------
                                                                                                           56,844
                                                                                                    -------------
            SOFTWARE - 2.0%
        44  FactSet Research Systems, Inc.........................................................          4,744
       850  Microsoft Corp........................................................................         34,841
                                                                                                    -------------
                                                                                                           39,585
                                                                                                    -------------
            SPECIALTY RETAIL - 2.7%
        88  DSW, Inc., Class A....................................................................          3,156
        88  Foot Locker, Inc......................................................................          4,134
       222  Guess?, Inc...........................................................................          6,127
       178  Home Depot (The), Inc.................................................................         14,085
        88  Lowe's Cos., Inc......................................................................          4,303
        44  Signet Jewelers Ltd...................................................................          4,658
       132  TJX (The) Cos., Inc...................................................................          8,006
        44  Tractor Supply Co.....................................................................          3,108
        88  Williams-Sonoma, Inc..................................................................          5,864
                                                                                                    -------------
                                                                                                           53,441
                                                                                                    -------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
        44  Apple, Inc............................................................................         23,616
        92  Diebold, Inc..........................................................................          3,670
        88  EMC Corp..............................................................................          2,412
       224  Lexmark International, Inc., Class A..................................................         10,369
                                                                                                    -------------
                                                                                                           40,067
                                                                                                    -------------


                        See Notes to Financial Statements                Page 43




FIRST TRUST HIGH INCOME ETF (FTHI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS - 0.2%
        44  NIKE, Inc., Class B...................................................................  $       3,250
                                                                                                    -------------
            THRIFTS & MORTGAGE FINANCE - 3.4%
     4,188  New York Community Bancorp, Inc.......................................................         67,301
                                                                                                    -------------
            TOBACCO - 6.8%
     2,428  Altria Group, Inc.....................................................................         90,880
       540  Philip Morris International, Inc......................................................         44,210
                                                                                                    -------------
                                                                                                          135,090
                                                                                                    -------------
            TOTAL INVESTMENTS - 99.7%.............................................................      1,992,433
            (Cost $1,982,813) (b)                                                                   -------------


NUMBER OF
CONTRACTS                                        DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
CALL OPTIONS WRITTEN - (0.7%)
            S&P 500 Index Calls
         2  @ $1,860.00 due April 2014............................................................         (4,920)
         2  @  1,890.00 due May 2014..............................................................         (4,000)
         2  @  1,900.00 due June 2014.............................................................         (5,200)
                                                                                                    -------------
             TOTAL CALL OPTIONS WRITTEN...........................................................        (14,120)
            (Premiums received $13,002)                                                             -------------

             NET OTHER ASSETS AND LIABILITIES - 1.0%..............................................         20,791
                                                                                                    -------------
             NET ASSETS - 100.0%..................................................................  $   1,999,104
                                                                                                    =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,100.


Page 44                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME ETF (FTHI)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                     ASSETS TABLE
                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   ------------     -------------     ------------
Common Stocks*.....................................    $   1,992,433   $  1,992,433     $          --     $         --
                                                       =============   ============     =============     ============

                                                  LIABILITIES TABLE
                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
                                                         3/31/2014        PRICES           INPUTS            INPUTS
                                                       -------------   ------------     -------------     ------------
Call Options Written...............................    $     (14,120)  $    (14,120)    $          --     $         --
                                                       =============   ============     =============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


                        See Notes to Financial Statements                Page 45

FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS 100.1%
            AEROSPACE & DEFENSE - 1.2%
        90  Boeing (The) Co.......................................................................  $      11,294
       138  Exelis, Inc...........................................................................          2,623
        44  Honeywell International, Inc..........................................................          4,082
        44  United Technologies Corp..............................................................          5,141
                                                                                                    -------------
                                                                                                           23,140
                                                                                                    -------------
            AIR FREIGHT & LOGISTICS - 0.2%
        44  United Parcel Service, Inc., Class B..................................................          4,285
                                                                                                    -------------
            AIRLINES - 0.3%
        46  Copa Holdings S.A.....................................................................          6,679
                                                                                                    -------------
            AUTOMOBILES - 0.1%
       130  Ford Motor Co.........................................................................          2,028
                                                                                                    -------------
            BANKS - 0.9%
        46  Cullen/Frost Bankers, Inc.............................................................          3,567
        44  JPMorgan Chase & Co...................................................................          2,671
     1,164  Valley National Bancorp...............................................................         12,117
                                                                                                    -------------
                                                                                                           18,355
                                                                                                    -------------
            BEVERAGES - 1.6%
       360  Coca-Cola (The) Co....................................................................         13,918
       224  PepsiCo, Inc..........................................................................         18,704
                                                                                                    -------------
                                                                                                           32,622
                                                                                                    -------------
            CAPITAL MARKETS - 1.7%
        44  BlackRock, Inc........................................................................         13,837
       452  Federated Investors, Inc., Class B....................................................         13,804
        90  Waddell & Reed Financial, Inc., Class A...............................................          6,626
                                                                                                    -------------
                                                                                                           34,267
                                                                                                    -------------
            CHEMICALS - 1.8%
       136  Dow Chemical Co.......................................................................          6,608
       182  EI du Pont de Nemours & Co............................................................         12,212
       138  Kronos Worldwide, Inc.................................................................          2,302
        44  Praxair, Inc..........................................................................          5,763
        46  Rockwood Holdings, Inc................................................................          3,422
        88  RPM International, Inc................................................................          3,682
        46  Scotts Miracle-Gro (The) Co., Class A.................................................          2,819
                                                                                                    -------------
                                                                                                           36,808
                                                                                                    -------------
            COMMERCIAL SERVICES & SUPPLIES - 1.6%
       134  Covanta Holding Corp..................................................................          2,419
        88  KAR Auction Services, Inc.............................................................          2,671
     1,458  RR Donnelley & Sons Co................................................................         26,098
                                                                                                    -------------
                                                                                                           31,188
                                                                                                    -------------
            COMMUNICATIONS EQUIPMENT - 1.0%
       136  Cisco Systems, Inc....................................................................          3,048
       224  QUALCOMM, Inc.........................................................................         17,664
                                                                                                    -------------
                                                                                                           20,712
                                                                                                    -------------


Page 46                 See Notes to Financial Statements




FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            CONTAINERS & PACKAGING - 0.6%
        46  Greif, Inc............................................................................  $       2,414
        88  Packaging Corp. of America............................................................          6,193
        92  Sonoco Products Co....................................................................          3,774
                                                                                                    -------------
                                                                                                           12,381
                                                                                                    -------------
            DIVERSIFIED FINANCIAL SERVICES - 0.1%
        48  CBOE Holdings, Inc....................................................................          2,717
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 5.8%
     2,364  AT&T, Inc.............................................................................         82,905
       670  Verizon Communications, Inc...........................................................         31,872
                                                                                                    -------------
                                                                                                          114,777
                                                                                                    -------------
            ELECTRIC UTILITIES - 2.7%
       226  Duke Energy Corp......................................................................         16,096
        94  Hawaiian Electric Industries, Inc.....................................................          2,389
       718  Southern (The) Co.....................................................................         31,549
        88  Westar Energy, Inc....................................................................          3,094
                                                                                                    -------------
                                                                                                           53,128
                                                                                                    -------------
            ELECTRICAL EQUIPMENT - 0.1%
        46  Emerson Electric Co...................................................................          3,073
                                                                                                    -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
        94  Avnet, Inc............................................................................          4,374
        90  Cognex Corp. (a)......................................................................          3,047
        90  National Instruments Corp.............................................................          2,582
                                                                                                    -------------
                                                                                                           10,003
                                                                                                    -------------
            ENERGY EQUIPMENT & SERVICES - 3.0%
       226  RPC, Inc..............................................................................          4,615
     1,548  Seadrill Ltd..........................................................................         54,428
                                                                                                    -------------
                                                                                                           59,043
                                                                                                    -------------
            FOOD & STAPLES RETAILING - 2.9%
        44  Costco Wholesale Corp.................................................................          4,914
       316  CVS Caremark Corp.....................................................................         23,656
       266  Wal-Mart Stores, Inc..................................................................         20,330
       134  Walgreen Co...........................................................................          8,848
                                                                                                    -------------
                                                                                                           57,748
                                                                                                    -------------
            FOOD PRODUCTS - 0.3%
       130  Flowers Foods, Inc....................................................................          2,788
        92  Mondelez International, Inc...........................................................          3,179
                                                                                                    -------------
                                                                                                            5,967
                                                                                                    -------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
        88  Abbott Laboratories...................................................................          3,389
        44  Baxter International, Inc.............................................................          3,238
        88  Medtronic, Inc........................................................................          5,416
        44  ResMed, Inc...........................................................................          1,966
        90  West Pharmaceutical Services, Inc.....................................................          3,964
                                                                                                    -------------
                                                                                                           17,973
                                                                                                    -------------


                        See Notes to Financial Statements                Page 47




FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES - 1.0%
       266  Omnicare, Inc.........................................................................  $      15,872
        46  UnitedHealth Group, Inc...............................................................          3,772
                                                                                                    -------------
                                                                                                           19,644
                                                                                                    -------------
            HOTELS, RESTAURANTS & LEISURE - 2.5%
        88  Las Vegas Sands Corp..................................................................          7,108
       268  McDonald's Corp.......................................................................         26,272
        46  Royal Caribbean Cruises Ltd...........................................................          2,510
       222  Six Flags Entertainment Corp..........................................................          8,913
        44  Starbucks Corp........................................................................          3,229
       274  Wendy's (The) Co......................................................................          2,499
                                                                                                    -------------
                                                                                                           50,531
                                                                                                    -------------
            HOUSEHOLD DURABLES - 0.2%
        46  Tupperware Brands Corp................................................................          3,853
                                                                                                    -------------
            HOUSEHOLD PRODUCTS - 2.4%
        44  Colgate-Palmolive Co..................................................................          2,854
        44  Energizer Holdings, Inc...............................................................          4,433
       134  Kimberly-Clark Corp...................................................................         14,774
       312  Procter & Gamble (The) Co.............................................................         25,147
                                                                                                    -------------
                                                                                                           47,208
                                                                                                    -------------
            INDUSTRIAL CONGLOMERATES - 4.4%
        44  3M Co.................................................................................          5,969
     3,164  General Electric Co...................................................................         81,916
                                                                                                    -------------
                                                                                                           87,885
                                                                                                    -------------
            INSURANCE - 4.7%
        44  Arthur J Gallagher & Co...............................................................          2,093
        86  Fidelity National Financial, Inc., Class A............................................          2,704
       358  Mercury General Corp..................................................................         16,139
     3,366  Old Republic International Corp.......................................................         55,202
       138  PartnerRe Ltd.........................................................................         14,283
        94  Validus Holdings Ltd..................................................................          3,545
                                                                                                    -------------
                                                                                                           93,966
                                                                                                    -------------
            INTERNET & CATALOG RETAIL - 3.5%
        44  Amazon.com, Inc. (a)..................................................................         14,807
        46  Priceline Group (The), Inc. (a).......................................................         54,827
                                                                                                    -------------
                                                                                                           69,634
                                                                                                    -------------
            INTERNET SOFTWARE & SERVICES - 3.0%
        44  Facebook, Inc. (a)....................................................................          2,651
        44  Google, Inc. (a)......................................................................         49,038
        46  LinkedIn Corp. (a)....................................................................          8,507
                                                                                                    -------------
                                                                                                           60,196
                                                                                                    -------------
            IT SERVICES - 5.9%
       180  Accenture PLC.........................................................................         14,350
        88  Amdocs Ltd............................................................................          4,088
       180  Automatic Data Processing, Inc........................................................         13,907
        92  Broadridge Financial Solutions, Inc...................................................          3,417


Page 48                 See Notes to Financial Statements




FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
       134  DST Systems, Inc......................................................................  $      12,702
        44  FleetCor Technologies, Inc. (a).......................................................          5,064
        46  International Business Machines Corp..................................................          8,855
        44  Jack Henry & Associates, Inc..........................................................          2,453
       268  Leidos Holdings, Inc..................................................................          9,479
       440  MasterCard, Inc.......................................................................         32,868
        44  Visa, Inc.............................................................................          9,498
                                                                                                    -------------
                                                                                                          116,681
                                                                                                    -------------
            LEISURE PRODUCTS - 0.3%
        44  Polaris Industries, Inc...............................................................          6,147
                                                                                                    -------------
            MACHINERY - 0.4%
        44  Caterpillar, Inc......................................................................          4,372
        44  Crane Co..............................................................................          3,131
                                                                                                    -------------
                                                                                                            7,503
                                                                                                    -------------
            MEDIA - 3.2%
        92  Cinemark Holdings, Inc................................................................          2,669
        46  Comcast Corp..........................................................................          2,301
     1,808  Regal Entertainment Group.............................................................         33,773
        90  Sinclair Broadcast Group, Inc.........................................................          2,438
       316  Thomson Reuters Corp..................................................................         10,807
       134  Time Warner, Inc......................................................................          8,754
        44  Viacom, Inc...........................................................................          3,740
                                                                                                    -------------
                                                                                                           64,482
                                                                                                    -------------
            METALS & MINING - 0.3%
        90  Freeport-McMoRan Copper & Gold, Inc...................................................          2,976
       178  Steel Dynamics, Inc...................................................................          3,167
                                                                                                    -------------
                                                                                                            6,143
                                                                                                    -------------
            MULTI-UTILITIES - 0.5%
        44  Alliant Energy Corp...................................................................          2,500
        44  Dominion Resources, Inc...............................................................          3,123
        92  Vectren Corp..........................................................................          3,624
                                                                                                    -------------
                                                                                                            9,247
                                                                                                    -------------
            MULTILINE RETAIL - 0.3%
        88  Target Corp...........................................................................          5,325
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS - 6.3%
       134  Chevron Corp..........................................................................         15,934
       762  ConocoPhillips........................................................................         53,607
       178  CVR Energy, Inc.......................................................................          7,520
       360  Exxon Mobil Corp......................................................................         35,165
        90  Golar LNG Ltd.........................................................................          3,752
        44  Occidental Petroleum Corp.............................................................          4,193
        46  Targa Resources Corp..................................................................          4,566
                                                                                                    -------------
                                                                                                          124,737
                                                                                                    -------------
            PERSONAL PRODUCTS - 0.2%
        44  Nu Skin Enterprises, Inc., Class A....................................................          3,645
                                                                                                    -------------


                        See Notes to Financial Statements                Page 49




FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS - 11.8%
        46  AbbVie, Inc...........................................................................  $       2,364
       180  Bristol-Myers Squibb Co...............................................................          9,351
       488  Eli Lilly & Co........................................................................         28,724
     1,072  Johnson & Johnson.....................................................................        105,303
       538  Merck & Co., Inc......................................................................         30,542
     1,832  Pfizer, Inc...........................................................................         58,844
                                                                                                    -------------
                                                                                                          235,128
                                                                                                    -------------
            REAL ESTATE INVESTMENT TRUSTS - 1.4%
       134  Equity One, Inc.......................................................................          2,994
       488  Highwoods Properties, Inc.............................................................         18,744
        92  LaSalle Hotel Properties..............................................................          2,880
        90  RLJ Lodging Trust.....................................................................          2,407
                                                                                                    -------------
                                                                                                           27,025
                                                                                                    -------------
            ROAD & RAIL - 0.5%
        46  Landstar System, Inc..................................................................          2,724
        44  Union Pacific Corp....................................................................          8,257
                                                                                                    -------------
                                                                                                           10,981
                                                                                                    -------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
        46  Avago Technologies Ltd................................................................          2,963
       450  Intel Corp............................................................................         11,614
       180  Maxim Integrated Products, Inc........................................................          5,962
       770  Texas Instruments, Inc................................................................         36,305
                                                                                                    -------------
                                                                                                           56,844
                                                                                                    -------------
            SOFTWARE - 2.0%
        44  FactSet Research Systems, Inc.........................................................          4,744
       850  Microsoft Corp........................................................................         34,841
                                                                                                    -------------
                                                                                                           39,585
                                                                                                    -------------
            SPECIALTY RETAIL - 2.7%
        88  DSW, Inc., Class A....................................................................          3,156
        88  Foot Locker, Inc......................................................................          4,134
       222  Guess?, Inc...........................................................................          6,127
       178  Home Depot (The), Inc.................................................................         14,085
        88  Lowe's Cos., Inc......................................................................          4,303
        44  Signet Jewelers Ltd...................................................................          4,658
       132  TJX Cos., (The) Inc...................................................................          8,006
        44  Tractor Supply Co.....................................................................          3,108
        88  Williams-Sonoma, Inc..................................................................          5,864
                                                                                                    -------------
                                                                                                           53,441
                                                                                                    -------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
        44  Apple, Inc............................................................................         23,616
        92  Diebold, Inc..........................................................................          3,670
        88  EMC Corp..............................................................................          2,412
       224  Lexmark International, Inc., Class A..................................................         10,369
                                                                                                    -------------
                                                                                                           40,067
                                                                                                    -------------


Page 50                 See Notes to Financial Statements




FIRST TRUST LOW BETA INCOME ETF (FTLB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS - 0.2%
        44  NIKE, Inc., Class B...................................................................  $       3,250
                                                                                                    -------------
            THRIFTS & MORTGAGE FINANCE - 3.4%
     4,188  New York Community Bancorp, Inc.......................................................         67,301
                                                                                                    -------------
            TOBACCO - 6.8%
     2,428  Altria Group, Inc.....................................................................         90,880
       540  Philip Morris International, Inc......................................................         44,210
                                                                                                    -------------
                                                                                                          135,090
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................      1,992,433
            (Cost $1,982,813)                                                                       -------------


NUMBER OF
CONTRACTS                                        DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
PUT OPTIONS PURCHASED - 0.1%

            S&P 500 Index Calls
         1  @ $1,700.00 due May 2014..............................................................            470
         2  @  1,650.00 due June 2014.............................................................          1,400
         1  @  1,700.00 due June 2014.............................................................          1,070
                                                                                                    -------------
            TOTAL PUT OPTIONS PURCHASED...........................................................          2,940
            (Cost $6,412)                                                                           -------------

            TOTAL INVESTMENTS - 100.2%............................................................      1,995,373
            (Cost $1,989,225) (b)                                                                   -------------

CALL OPTIONS WRITTEN - (0.7%)

            S&P 500 Index Calls
         2  @ $1,860.00 due April 2014............................................................         (4,920)
         2  @  1,890.00 due May 2014..............................................................         (4,000)
         2  @  1,900.00 due June 2014.............................................................         (5,200)
                                                                                                    -------------

            TOTAL CALL OPTIONS WRITTEN............................................................        (14,120)
            (Premiums received $12,982)                                                             -------------

            NET OTHER ASSETS AND LIABILITIES - 0.5%...............................................         10,231
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $   1,991,484
                                                                                                    =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $53,572.


                        See Notes to Financial Statements                Page 51

FIRST TRUST LOW BETA INCOME ETF (FTLB)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                     ASSETS TABLE
                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   ------------     -------------     ------------
Common Stocks*.....................................    $   1,992,433   $ 1,992,433      $          --     $         --
Put Options Purchased..............................            2,940         2,940                 --               --
                                                       -------------   ------------     -------------     ------------
Total Investments..................................    $   1,995,373   $ 1,995,373      $          --     $         --
                                                       =============   ============     =============     ============

                                                  LIABILITIES TABLE
                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
                                                         3/31/2014        PRICES           INPUTS            INPUTS
                                                       -------------   ------------     -------------     ------------
Call Options Written...............................    $     (14,120)  $     (14,120)   $          --     $         --
                                                       =============   ============     =============     ============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


Page 52                 See Notes to Financial Statements

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 99.9%
            AEROSPACE & DEFENSE - 5.9%
     1,287  Honeywell International, Inc..........................................................  $     119,382
       985  Northrop Grumman Corp.................................................................        121,529
     1,224  Raytheon Co...........................................................................        120,919
                                                                                                    -------------
                                                                                                          361,830
                                                                                                    -------------
            BIOTECHNOLOGY - 2.0%
       968  Amgen, Inc............................................................................        119,393
                                                                                                    -------------
            CAPITAL MARKETS - 5.9%
     1,069  Ameriprise Financial, Inc.............................................................        117,665
       398  BlackRock, Inc........................................................................        125,163
       715  Goldman Sachs Group, Inc..............................................................        117,153
                                                                                                    -------------
                                                                                                          359,981
                                                                                                    -------------
            CHEMICALS - 2.0%
       472  CF Industries Holdings, Inc...........................................................        123,022
                                                                                                    -------------
            COMMUNICATIONS EQUIPMENT - 4.0%
     5,515  Cisco Systems, Inc....................................................................        123,591
     1,547  QUALCOMM, Inc.........................................................................        121,997
                                                                                                    -------------
                                                                                                          245,588
                                                                                                    -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
     2,570  Verizon Communications, Inc...........................................................        122,255
                                                                                                    -------------
            ENERGY EQUIPMENT & SERVICES - 6.2%
     1,139  Helmerich & Payne, Inc................................................................        122,511
     1,612  National Oilwell Varco, Inc...........................................................        125,526
     1,298  Schlumberger Ltd......................................................................        126,555
                                                                                                    -------------
                                                                                                          374,592
                                                                                                    -------------
            FOOD & STAPLES RETAILING - 1.9%
     3,162  Safeway, Inc..........................................................................        116,804
                                                                                                    -------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
     2,027  Medtronic, Inc........................................................................        124,742
                                                                                                    -------------
            HEALTH CARE PROVIDERS & SERVICES - 5.9%
     1,021  Humana, Inc...........................................................................        115,087
     1,477  UnitedHealth Group, Inc...............................................................        121,099
     1,203  WellPoint, Inc........................................................................        119,759
                                                                                                    -------------
                                                                                                          355,945
                                                                                                    -------------
            INSURANCE - 21.9%
     1,218  ACE Ltd...............................................................................        120,655
     1,903  Aflac, Inc............................................................................        119,965
     2,108  American Financial Group, Inc.........................................................        121,653
     4,646  Assured Guaranty Ltd..................................................................        117,637
     1,402  Chubb Corp............................................................................        125,199
     1,204  PartnerRe Ltd.........................................................................        124,614
     2,570  Principal Financial Group, Inc........................................................        118,194
     2,806  ProAssurance Corp.....................................................................        124,951
     1,443  Travelers Cos., Inc...................................................................        122,799
     3,353  Unum Group............................................................................        118,395
     3,179  Validus Holdings Ltd..................................................................        119,880
                                                                                                    -------------
                                                                                                        1,333,942
                                                                                                    -------------

                        See Notes to Financial Statements                Page 53




FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            IT SERVICES - 3.9%
     1,455  Accenture PLC.........................................................................  $     115,993
     7,364  Western Union Co......................................................................        120,475
                                                                                                    -------------
                                                                                                          236,468
                                                                                                    -------------
            MACHINERY - 2.0%
       834  Cummins, Inc..........................................................................        124,258
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS - 11.8%
     1,033  Chevron Corp..........................................................................        122,834
     2,494  HollyFrontier Corp....................................................................        118,665
     1,330  Marathon Petroleum Corp...............................................................        115,763
     1,962  Murphy Oil Corp.......................................................................        123,331
     1,541  Phillips 66...........................................................................        118,750
     2,222  Valero Energy Corp....................................................................        117,988
                                                                                                    -------------
                                                                                                          717,331
                                                                                                    -------------
            PHARMACEUTICALS - 4.1%
     1,276  Johnson & Johnson.....................................................................        125,342
     1,937  Questcor Pharmaceuticals, Inc.........................................................        125,769
                                                                                                    -------------
                                                                                                          251,111
                                                                                                    -------------
            SOFTWARE - 8.2%
     3,776  CA, Inc...............................................................................        116,943
     2,993  Microsoft Corp........................................................................        122,683
     3,176  Oracle Corp...........................................................................        129,930
     6,583  Symantec Corp.........................................................................        131,462
                                                                                                    -------------
                                                                                                          501,018
                                                                                                    -------------
            SPECIALTY RETAIL - 2.1%
     3,123  GameStop Corp.........................................................................        128,355
                                                                                                    -------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.0%
       228  Apple, Inc............................................................................        122,377
     4,317  EMC Corp..............................................................................        118,329
     2,242  Seagate Technology PLC................................................................        125,910
                                                                                                    -------------
                                                                                                          366,616
                                                                                                    -------------
            TEXTILES, APPAREL & LUXURY GOODS - 2.0%
     2,384  Coach, Inc............................................................................        118,389
                                                                                                    -------------
            TOTAL INVESTMENTS - 99.9%.............................................................      6,081,640
            (Cost $5,979,320) (a)

            NET OTHER ASSETS AND LIABILITIES - 0.1%...............................................          7,669
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $   6,089,309
                                                                                                    =============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $141,035 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,715.


Page 54                 See Notes to Financial Statements

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   ------------     -------------     ------------
Common Stocks*.....................................    $   6,081,640   $  6,081,640     $          --     $         --
                                                       =============   ============     =============     ============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                        See Notes to Financial Statements                Page 55

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS - 100.0%
            CAPITAL MARKETS - 100.0%
   673,013  First Trust Consumer Discretionary AlphaDEX(R) Fund...................................  $  21,556,607
   583,923  First Trust Consumer Staples AlphaDEX(R) Fund.........................................     21,535,080
   398,676  First Trust Dow Jones Internet Index Fund (a).........................................     23,537,831
   454,247  First Trust Health Care AlphaDEX(R) Fund..............................................     23,139,342
   316,535  First Trust NYSE Arca Biotechnology Index Fund (a)....................................     24,275,069
                                                                                                    -------------
            TOTAL INVESTMENTS - 100.0%............................................................    114,043,929
            (Cost $116,834,633) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.0%...............................................         54,154
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $ 114,098,083
                                                                                                    =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $189,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,979,927.

-------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   ------------     -------------     ------------
Exchange-Traded Funds*.............................    $ 114,043,929   $114,043,929     $          --     $         --
                                                       =============   ============     =============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


Page 56                 See Notes to Financial Statements

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF (AIRR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 99.9%
            BANKS - 9.9%
     3,916  1st Source Corp.......................................................................  $     125,664
     8,426  Associated Banc-Corp..................................................................        152,174
     4,022  Chemical Financial Corp...............................................................        130,514
     8,874  First Financial Bancorp...............................................................        159,555
     3,739  First Financial Corp..................................................................        125,930
     6,030  First Merchants Corp..................................................................        130,489
     7,212  First Midwest Bancorp, Inc............................................................        123,181
     5,562  FirstMerit Corp.......................................................................        115,857
     9,821  FNB Corp..............................................................................        131,601
     9,874  Fulton Financial Corp.................................................................        124,215
     4,859  Heartland Financial USA, Inc..........................................................        131,144
    13,159  Huntington Bancshares, Inc............................................................        131,195
     3,356  Lakeland Financial Corp...............................................................        134,978
     3,985  MB Financial, Inc.....................................................................        123,376
    11,458  National Penn Bancshares, Inc.........................................................        119,736
     8,583  Old National Bancorp..................................................................        127,973
     2,142  Park National Corp....................................................................        164,698
     5,044  S&T Bancorp, Inc......................................................................        119,543
     3,087  Wintrust Financial Corp...............................................................        150,213
                                                                                                    -------------
                                                                                                        2,522,036
                                                                                                    -------------
            COMMERCIAL SERVICES & SUPPLIES - 7.1%
    18,166  CECO Environmental Corp...............................................................        301,374
    33,998  Covanta Holding Corp..................................................................        613,664
    16,200  Heritage-Crystal Clean, Inc. (a)......................................................        293,706
    16,272  US Ecology, Inc.......................................................................        604,016
                                                                                                    -------------
                                                                                                        1,812,760
                                                                                                    -------------
            CONSTRUCTION & ENGINEERING - 36.5%
    36,883  Ameresco, Inc., Class A (a)...........................................................        278,836
     9,980  Argan, Inc............................................................................        296,705
    40,066  Comfort Systems USA, Inc..............................................................        610,606
    26,550  Dycom Industries, Inc. (a)............................................................        839,246
    17,170  EMCOR Group, Inc......................................................................        803,384
    18,776  Granite Construction, Inc.............................................................        749,726
    21,328  MasTec, Inc. (a)......................................................................        926,488
    30,523  MYR Group, Inc. (a)...................................................................        772,842
    19,186  Northwest Pipe Co. (a)................................................................        693,766
    42,461  Pike Corp. (a)........................................................................        456,880
    18,409  Primoris Services Corp................................................................        551,902
    23,867  Quanta Services, Inc. (a).............................................................        880,692
    26,176  Tutor Perini Corp. (a)................................................................        750,466
    14,279  URS Corp..............................................................................        671,970
                                                                                                    -------------
                                                                                                        9,283,509
                                                                                                    -------------
            ELECTRICAL EQUIPMENT - 20.0%
     5,629  Acuity Brands, Inc....................................................................        746,236
    18,298  AZZ, Inc..............................................................................        817,555
    21,448  Babcock & Wilcox (The) Co.............................................................        712,074



                        See Notes to Financial Statements                Page 57

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF (AIRR)

MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
    11,609  Encore Wire Corp......................................................................  $     563,153
     8,434  Generac Holdings, Inc.................................................................        497,353
    22,935  Global Power Equipment Group, Inc.....................................................        456,177
     6,302  Hubbell, Inc., Class B................................................................        755,421
     2,743  Power Solutions International, Inc. (a)...............................................        206,191
    14,441  PowerSecure International, Inc. (a)...................................................        338,497
                                                                                                    -------------
                                                                                                        5,092,657
                                                                                                    -------------
            MACHINERY - 26.4%
     9,641  American Railcar Industries, Inc......................................................        675,159
    29,240  Douglas Dynamics, Inc.................................................................        509,361
    19,799  FreightCar America, Inc...............................................................        460,129
    24,131  Global Brass & Copper Holdings, Inc...................................................        380,546
    12,144  LB Foster Co., Class A................................................................        568,946
    23,632  Mueller Industries, Inc...............................................................        708,724
    70,965  Mueller Water Products, Inc., Class A.................................................        674,167
     4,840  Proto Labs, Inc. (a)..................................................................        327,523
    10,805  RBC Bearings, Inc. (a)................................................................        688,278
    16,065  TriMas Corp. (a)......................................................................        533,358
    10,036  Trinity Industries, Inc...............................................................        723,295
    35,341  Wabash National Corp. (a).............................................................        486,292
                                                                                                    -------------
                                                                                                        6,735,778
                                                                                                    -------------
            TOTAL INVESTMENTS - 99.9%.............................................................     25,446,740
            (Cost $25,470,086) (b)
            NET OTHER ASSETS AND LIABILITIES - 0.1%...............................................         19,210
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $  25,465,950
                                                                                                    =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $297,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $320,706.

-------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL         LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   ------------     -------------     ------------
Common Stocks*.....................................    $  25,446,740   $ 25,446,740     $          --     $         --
                                                       =============   ============     =============     ============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


Page 58                 See Notes to Financial Statements

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 83.8%
            BANKS - 15.7%
     1,287  City Holding Co.......................................................................  $      57,735
     1,539  Community Bank System, Inc............................................................         60,052
     1,392  Community Trust Bancorp, Inc..........................................................         57,740
     5,694  First Niagara Financial Group, Inc....................................................         53,808
     2,682  FirstMerit Corp.......................................................................         55,866
       501  SY Bancorp, Inc.......................................................................         15,852
     1,203  Tompkins Financial Corp...............................................................         58,899
     2,013  United Bankshares, Inc................................................................         61,638
     1,536  Washington Trust Bancorp, Inc.........................................................         57,554
                                                                                                    -------------
                                                                                                          479,144
                                                                                                    -------------
            BEVERAGES - 2.0%
       717  PepsiCo., Inc.........................................................................         59,869
                                                                                                    -------------
            CAPITAL MARKETS - 3.1%
     1,368  Invesco Ltd...........................................................................         50,616
       684  Westwood Holdings Group, Inc.........................................................          42,880
                                                                                                    -------------
                                                                                                           93,496
                                                                                                    -------------
            COMMUNICATIONS EQUIPMENT - 1.9%
     2,589  Cisco Systems, Inc....................................................................         58,019
                                                                                                    -------------
            CONTAINERS & PACKAGING - 1.9%
     1,392  Sonoco Products Co....................................................................         57,100
                                                                                                    -------------
            ELECTRIC UTILITIES - 12.6%
     1,215  ALLETE, Inc...........................................................................         63,690
     2,637  Empire District Electric Co...........................................................         64,132
     1,146  IDACORP, Inc..........................................................................         63,569
     1,419  Northeast Utilities...................................................................         64,565
     1,815  Westar Energy, Inc....................................................................         63,815
     2,115  Xcel Energy, Inc......................................................................         64,211
                                                                                                    -------------
                                                                                                          383,982
                                                                                                    -------------
            ENERGY EQUIPMENT & SERVICES - 4.3%
     1,065  Ensco PLC, Class A....................................................................         56,210
       696  Helmerich & Payne, Inc................................................................         74,862
                                                                                                    -------------
                                                                                                          131,072
                                                                                                    -------------
            GAS UTILITIES - 3.1%
     1,272  AGL Resources, Inc....................................................................         62,277
       720  Atmos Energy Corp.....................................................................         33,934
                                                                                                    -------------
                                                                                                           96,211
                                                                                                    -------------
            HEALTH CARE TECHNOLOGY - 2.0%
       936  Computer Programs & Systems, Inc......................................................         60,466
                                                                                                    -------------
            HOTELS, RESTAURANTS & LEISURE - 3.4%
       447  Cracker Barrel Old Country Store, Inc.................................................         43,466
       621  McDonald's Corp.......................................................................         60,877
                                                                                                    -------------
                                                                                                          104,343
                                                                                                    -------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)
            HOUSEHOLD PRODUCTS - 1.9%
       735  Procter & Gamble Co...................................................................  $      59,241
                                                                                                    -------------
            INSURANCE - 1.9%
     1,212  Arthur J Gallagher & Co...............................................................         57,667
                                                                                                    -------------
            INTERNET & CATALOG RETAIL - 1.7%
     3,780  PetMed Express, Inc...................................................................         50,690
                                                                                                    -------------
            MULTI-UTILITIES - 6.4%
     2,088  Avista Corp...........................................................................         63,997
     1,371  NorthWestern Corp.....................................................................         65,027
     1,284  SCANA Corp............................................................................         65,895
                                                                                                    -------------
                                                                                                          194,919
                                                                                                    -------------
            OIL, GAS & CONSUMABLE FUELS - 1.9%
       498  Chevron Corp..........................................................................         59,217
                                                                                                    -------------
            PHARMACEUTICALS - 6.0%
       627  Johnson & Johnson.....................................................................         61,590
       726  Novartis AG, ADR......................................................................         61,725
     1,899  Pfizer, Inc...........................................................................         60,996
                                                                                                    -------------
                                                                                                          184,311
                                                                                                    -------------
            SOFTWARE - 3.9%
     1,722  CA, Inc...............................................................................         53,330
     1,602  Microsoft Corp........................................................................         65,666
                                                                                                    -------------
                                                                                                          118,996
                                                                                                    -------------
            THRIFTS & MORTGAGE FINANCE - 3.9%
     6,204  Brookline Bancorp., Inc...............................................................         58,442
     8,502  TrustCo Bank Corp. NY.................................................................         59,854
                                                                                                    -------------
                                                                                                          118,296
                                                                                                    -------------
            TOBACCO - 2.1%
     1,233  Reynolds American, Inc................................................................         65,867
                                                                                                    -------------
            TRANSPORTATION INFRASTRUCTURE - 2.0%
       504  Grupo Aeroportuario del Sureste SAB de CV, ADR........................................         61,810
                                                                                                    -------------
            WATER UTILITIES - 2.1%
     2,907  Middlesex Water Co....................................................................         63,431
                                                                                                    -------------
            TOTAL COMMON STOCKS...................................................................      2,558,147
            (Cost $2,515,425)                                                                       -------------

REAL ESTATE INVESTMENT TRUSTS - 16.0%

     3,150  BioMed Realty Trust, Inc..............................................................         64,544
     1,734  Corrections Corp. of America..........................................................         54,309
       990  National Health Investors, Inc........................................................         59,855
     3,531  Piedmont Office Realty Trust, Inc., Class A...........................................         60,557
     1,428  Rayonier, Inc.........................................................................         65,559
     2,637  Senior Housing Properties Trust.......................................................         59,253



Page 60                 See Notes to Financial Statements

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

MARCH 31, 2014 (UNAUDITED)


  SHARES                                         DESCRIPTION                                            VALUE
----------  --------------------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       888  Sovran Self Storage, Inc..............................................................  $      65,224
       960  Ventas, Inc...........................................................................         58,147
                                                                                                    -------------
            TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................        487,448
            (Cost $487,291)                                                                         -------------

            TOTAL INVESTMENTS - 99.8%.............................................................      3,045,595
            (Cost $3,002,716) (a)

            NET OTHER ASSETS AND LIABILITIES - 0.2%...............................................          5,450
                                                                                                    -------------
            NET ASSETS - 100.0%...................................................................  $   3,051,045
                                                                                                    =============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $55,831 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,952.

ADR   American Depositary Receipt

-------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                              3/31/2014        PRICES           INPUTS            INPUTS
---------------------------------------------------    -------------   -------------    -------------     ------------
Common Stocks*.....................................    $   2,558,147   $   2,558,147    $          --     $         --
Real Estate Investment Trusts......................          487,448         487,448               --               --
                                                       -------------   -------------    -------------     ------------
Total Investments..................................    $   3,045,595   $   3,045,595    $          --     $         --
                                                       =============   =============    =============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2014 (UNAUDITED)

                                                                FIRST TRUST                                   INTERNATIONAL
                                                                  NASDAQ                MULTI-ASSET            MULTI-ASSET
                                                            TECHNOLOGY DIVIDEND     DIVERSIFIED INCOME      DIVERSIFIED INCOME
                                                                INDEX FUND              INDEX FUND              INDEX FUND
                                                                  (TDIV)                  (MDIV)                  (YDIV)
                                                            -------------------     -------------------     ------------------
ASSETS:
Investments, at value.................................        $  425,345,293          $  578,342,884          $   7,144,687
Cash..................................................                    --               5,063,636                536,668
Foreign currency, at value............................                    --                      --                  7,283
Receivables:
   Capital shares sold................................                    --                      --                     --
   Dividends..........................................               623,179               1,972,545                 18,445
   Investment securities sold.........................                50,834                   2,389                     --
   Dividend reclaims..................................                   322                      --                  3,019
   Other..............................................                    --                      --                     --
                                                              --------------          --------------          -------------
   Total Assets.......................................           426,019,628             585,381,454              7,710,102
                                                              --------------          --------------          -------------
LIABILITIES:
Options written, at value.............................                    --                      --                     --
Due to custodian......................................               504,896                      --                     --
Payables:
   Investment securities purchased....................                    --               5,334,066                515,943
   Investment advisory fees...........................               173,410                 290,345                  3,853
                                                              --------------          --------------          -------------
   Total Liabilities..................................               678,306               5,624,411                519,796
                                                              --------------          --------------          -------------
NET ASSETS............................................        $  425,341,322          $  579,757,043          $   7,190,306
                                                              ==============          ==============          =============
NET ASSETS CONSIST OF:
Paid-in capital.......................................        $  388,431,637          $  583,929,036          $   6,973,983
Par value.............................................               169,550                 271,500                  3,500
Accumulated net investment income (loss)..............               190,979              (4,610,051)               (51,478)
Accumulated net realized gain (loss) on investments,
   foreign currency transactions and options
   transactions.......................................             1,975,681             (15,686,091)                59,015
Net unrealized appreciation (depreciation) on
   investments, foreign currency translation and
   options............................................            34,573,475              15,852,649                205,286
                                                              --------------          --------------          -------------
NET ASSETS............................................        $  425,341,322          $  579,757,043          $   7,190,306
                                                              ==============          ==============          =============
NET ASSET VALUE, per share............................        $        25.09          $        21.35          $       20.54
                                                              ==============          ==============          =============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)......            16,955,000              27,150,002                350,002
                                                              ==============          ==============          =============
Investments, at cost..................................        $  390,771,818          $  562,490,235          $   6,939,236
                                                              ==============          ==============          =============
Foreign currency, at cost (proceeds)..................        $           --          $           --          $       7,252
                                                              ==============          ==============          =============
Premiums received on options written..................        $           --          $           --          $          --
                                                              ==============          ==============          =============


Page 62                 See Notes to Financial Statements

                                               FIRST TRUST                               FIRST TRUST RBA
   FIRST TRUST           FIRST TRUST              NASDAQ             FIRST TRUST             AMERICAN            FIRST TRUST
   HIGH INCOME             LOW BETA          RISING DIVIDEND        DORSEY WRIGHT           INDUSTRIAL           RBA QUALITY
       ETF                INCOME ETF          ACHIEVERS ETF          FOCUS 5 ETF       RENAISSANCE(TM) ETF        INCOME ETF
      (FTHI)                (FTLB)                (RDVY)                 (FV)                 (AIRR)                (QINC)
------------------    ------------------    ------------------    ------------------    ------------------    ------------------

  $    1,992,433        $    1,995,373        $    6,081,640        $  114,043,929        $   25,446,740        $    3,045,595
          18,528                 7,964                 2,354                    --                12,944                   884
              --                    --                    --                    --                    --                    --

              --                    --                    --            11,308,452                    --             1,003,890
           3,696                 3,696                 7,387                55,866                13,076                 3,852
              --                    --                    --                    --                    --                    --
              --                    --                    --                    --                    --                    --
              --                    --                    --                15,294                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
       2,014,657             2,007,033             6,091,381           125,423,541            25,472,760             4,054,221
  --------------        --------------        --------------        --------------        --------------        --------------

          14,120                14,120                    --                    --                    --                    --
              --                    --                    --                 4,863                    --                    --

              --                    --                    --            11,310,244                    --             1,002,369
           1,433                 1,429                 2,072                10,351                 6,810                   807
  --------------        --------------        --------------        --------------        --------------        --------------
          15,553                15,549                 2,072            11,325,458                 6,810             1,003,176
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,999,104        $    1,991,484        $    6,089,309        $  114,098,083        $   25,465,950        $    3,051,045
  ==============        ==============        ==============        ==============        ==============        ==============

  $    1,992,047        $    1,992,047        $    5,989,262        $  116,783,499        $   25,462,937        $    3,002,789
           1,000                 1,000                 3,000                60,500                13,000                 1,500
              86                    89                 3,828                45,514                16,634                 3,877


          (2,531)               (6,662)               (9,101)                 (726)               (3,275)                   --


           8,502                 5,010               102,320            (2,790,704)              (23,346)               42,879
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,999,104        $    1,991,484        $    6,089,309        $  114,098,083        $   25,465,950        $    3,051,045
  ==============        ==============        ==============        ==============        ==============        ==============
  $        19.99        $        19.91        $        20.30        $        18.86        $        19.59        $        20.34
  ==============        ==============        ==============        ==============        ==============        ==============

         100,002               100,002               300,002             6,050,002             1,300,002               150,002
  ==============        ==============        ==============        ==============        ==============        ==============
  $    1,982,813        $    1,989,225        $    5,979,320        $  116,834,633        $   25,470,086        $    3,002,716
  ==============        ==============        ==============        ==============        ==============        ==============
  $           --        $           --        $           --        $           --        $           --        $           --
  ==============        ==============        ==============        ==============        ==============        ==============
  $       13,002        $       12,982        $           --        $           --        $           --        $           --
  ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2014 (UNAUDITED)

                                                               FIRST TRUST                                    INTERNATIONAL
                                                                  NASDAQ               MULTI-ASSET             MULTI-ASSET
                                                           TECHNOLOGY DIVIDEND      DIVERSIFIED INCOME      DIVERSIFIED INCOME
                                                                INDEX FUND              INDEX FUND              INDEX FUND
                                                                  (TDIV)                  (MDIV)                  (YDIV)
                                                           --------------------    --------------------    --------------------
INVESTMENT INCOME:
Dividends ............................................        $    6,913,303          $   14,611,905          $      141,690
Interest..............................................                    --                      --                      --
Foreign tax withholding...............................              (108,115)                     --                 (12,534)
Other.................................................                    88                      12                      15
                                                              --------------          --------------          --------------
   Total investment income............................             6,805,276              14,611,917                 129,171
                                                              --------------          --------------          --------------
EXPENSES:
Investment advisory fees..............................               710,851               1,590,364                  19,067
                                                              --------------          --------------          --------------
   Total expenses.....................................               710,851               1,590,364                  19,067
                                                              --------------          --------------          --------------
NET INVESTMENT INCOME (LOSS)..........................             6,094,425              13,021,553                 110,104
                                                              --------------          --------------          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments........................................            (1,664,424)             (7,628,093)                 60,320
   In-kind redemptions................................             5,143,138                      --                      --
   Written options transactions.......................                    --                      --                      --
   Foreign currency transactions......................                    --                      --                  (1,289)
                                                              --------------          --------------          --------------
Net realized gain (loss)..............................             3,478,714              (7,628,093)                 59,031
                                                              --------------          --------------          --------------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................            26,569,092              28,537,654                  94,244
   Written options held...............................                    --                      --                      --
   Foreign currency translation.......................                    --                      --                     362
                                                              --------------          --------------          --------------
Net change in unrealized appreciation (depreciation)..            26,569,092              28,537,654                  94,606
                                                              --------------          --------------          --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)........................................            30,047,806              20,909,561                 153,637
                                                              --------------          --------------          --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..........................        $   36,142,231          $   33,931,114               $ 263,741
                                                              ==============          ==============          ==============

(a) Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is March 5, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c) Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 64                 See Notes to Financial Statements

                                               FIRST TRUST                               FIRST TRUST RBA
   FIRST TRUST           FIRST TRUST              NASDAQ             FIRST TRUST             AMERICAN            FIRST TRUST
   HIGH INCOME             LOW BETA          RISING DIVIDEND        DORSEY WRIGHT           INDUSTRIAL           RBA QUALITY
       ETF                INCOME ETF          ACHIEVERS ETF          FOCUS 5 ETF       RENAISSANCE(TM) ETF        INCOME ETF
    (FTHI) (a)            (FTLB) (a)            (RDVY) (a)             (FV) (b)             (AIRR) (c)            (QINC) (c)
------------------    ------------------    ------------------    ------------------    ------------------    ------------------

  $       16,396        $       16,395        $       18,226        $       55,866        $       23,444        $        4,684
               1                     1                     4                    --                    --                    --
             (20)                  (20)                   --                    --                    --                    --
              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
          16,377                16,376                18,230                55,866                23,444                 4,684
  --------------        --------------        --------------        --------------        --------------        --------------

           3,861                 3,857                 3,632                10,352                 6,810                   807
  --------------        --------------        --------------        --------------        --------------        --------------
           3,861                 3,857                 3,632                10,352                 6,810                   807
  --------------        --------------        --------------        --------------        --------------        --------------
          12,516                12,519                14,598                45,514                16,634                 3,877
  --------------        --------------        --------------        --------------        --------------        --------------


              --                (4,131)              (57,927)                 (726)               (3,275)                   --
              --                    --                48,826                    --                    --                    --
          (2,531)               (2,531)                   --                    --                    --                    --
              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
          (2,531)               (6,662)               (9,101)                 (726)               (3,275)                   --
  --------------        --------------        --------------        --------------        --------------        --------------

           9,620                 6,148               102,320            (2,790,704)              (23,346)               42,879
          (1,118)               (1,138)                   --                    --                    --                    --
              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
           8,502                 5,010               102,320            (2,790,704)              (23,346)               42,879
  --------------        --------------        --------------        --------------        --------------        --------------

           5,971                (1,652)               93,219            (2,791,430)              (26,621)               42,879
  --------------        --------------        --------------        --------------        --------------        --------------

  $       18,487        $       10,867        $      107,817        $   (2,745,916)       $       (9,987)       $       46,756
  ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                            MULTI-ASSET
                                                                  NASDAQ TECHNOLOGY                     DIVERSIFIED INCOME
                                                                 DIVIDEND INDEX FUND                        INDEX FUND
                                                                       (TDIV)                                 (MDIV)
                                                         -----------------------------------    -----------------------------------
                                                             FOR THE                                FOR THE
                                                            SIX MONTHS                             SIX MONTHS
                                                              ENDED             FOR THE              ENDED             FOR THE
                                                            3/31/2014          YEAR ENDED          3/31/2014          YEAR ENDED
                                                           (UNAUDITED)         9/30/2013          (UNAUDITED)         9/30/2013
                                                         ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)...........................  $      6,094,425   $      2,924,623    $     13,021,553   $     12,599,221
Net realized gain (loss)...............................         3,478,714          3,955,311          (7,628,093)        (3,235,117)
Net change in unrealized appreciation (depreciation)...        26,569,092          8,274,844          28,537,654        (12,520,131)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations..........................................        36,142,231         15,154,778          33,931,114         (3,156,027)
                                                         ----------------   ----------------    ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................        (5,928,603)        (2,897,175)        (16,100,281)       (15,611,668)
Net realized gain......................................                --                 --                  --                 --
Return of capital......................................                --                 --                  --           (980,499)
                                                         ----------------   ----------------    ----------------   ----------------
Total distributions to shareholders....................        (5,928,603)        (2,897,175)        (16,100,281)       (16,592,167)
                                                         ----------------   ----------------    ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................       213,099,298        198,437,223          70,341,544        544,839,750
Cost of shares redeemed................................       (23,411,139)       (32,986,255)                 --        (67,814,333)
                                                         ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................       189,688,159        165,450,968          70,341,544        477,025,417
                                                         ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets................       219,901,787        177,708,571          88,172,377        457,277,223
NET ASSETS:
Beginning of period....................................       205,439,535         27,730,964         491,584,666         34,307,443
                                                         ----------------   ----------------    ----------------   ----------------
End of period..........................................  $    425,341,322   $    205,439,535    $    579,757,043   $    491,584,666
                                                         ================   ================    ================   ================
Accumulated net investment income (loss) at end of
   period..............................................  $        190,979   $         25,157    $     (4,610,051)  $     (1,531,323)
                                                         ================   ================    ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................         9,105,000          1,405,000          23,800,002          1,700,002
Shares sold............................................         8,800,000          9,250,000           3,350,000         25,300,000
Shares redeemed........................................          (950,000)        (1,550,000)                 --         (3,200,000)
                                                         ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period......................        16,955,000          9,105,000          27,150,002         23,800,002
                                                         ================   ================    ================   ================


(a) Inception date is August 22, 2013, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.



Page 66                See Notes to Financial Statements

                                                                                 FIRST TRUST
           INTERNATIONAL                 FIRST TRUST         FIRST TRUST            NASDAQ
      MULTI-ASSET DIVERSIFIED            HIGH INCOME           LOW BETA        RISING DIVIDEND
         INCOME INDEX FUND                   ETF              INCOME ETF        ACHIEVERS ETF
              (YDIV)                        (FTHI)              (FTLB)              (RDVY)
-----------------------------------    ----------------    ----------------    ----------------
    FOR THE                             FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
   SIX MONTHS       FOR THE PERIOD       1/6/2014 (b)        1/6/2014 (b)        1/6/2014 (b)
     ENDED          8/22/2013 (a)          THROUGH             THROUGH             THROUGH
   3/31/2014           THROUGH            3/31/2014           3/31/2014           3/31/2014
  (UNAUDITED)         9/30/2013          (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
----------------   ----------------    ----------------    ----------------    ----------------

$        110,104   $         17,107    $         12,516    $         12,519    $         14,598
          59,031             61,212              (2,531)             (6,662)             (9,101)
          94,606            110,680               8,502               5,010             102,320
----------------   ----------------    ----------------    ----------------    ----------------

         263,741            188,999              18,487              10,867             107,817
----------------   ----------------    ----------------    ----------------    ----------------

        (163,341)           (19,625)            (12,430)            (12,430)            (10,770)
         (56,951)                --                  --                  --                  --
              --                 --                  --                  --                  --
----------------   ----------------    ----------------    ----------------    ----------------
        (220,292)           (19,625)            (12,430)            (12,430)            (10,770)
----------------   ----------------    ----------------    ----------------    ----------------

       3,987,148          4,994,177           1,993,047           1,993,047           6,995,863
      (2,003,842)                --                  --                  --          (1,003,601)
----------------   ----------------    ----------------    ----------------    ----------------

       1,983,306          4,994,177           1,993,047           1,993,047           5,992,262
----------------   ----------------    ----------------    ----------------    ----------------
       2,026,755          5,163,551           1,999,104           1,991,484           6,089,309

       5,163,551                 --                  --                  --                  --
----------------   ----------------    ----------------    ----------------    ----------------
$      7,190,306   $      5,163,551    $      1,999,104    $      1,991,484    $      6,089,309
================   ================    ================    ================    ================

$        (51,478)  $          1,759    $             86    $             89    $          3,828
================   ================    ================    ================    ================

         250,002                 --                  --                  --                  --
         200,000            250,002             100,002             100,002             350,002
        (100,000)                --                  --                  --             (50,000)
----------------   ----------------    ----------------    ----------------    ----------------
         350,002            250,002             100,002             100,002             300,002
================   ================    ================    ================    ================


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND VI

                                                                                           FIRST TRUST
                                                                       FIRST TRUST         RBA AMERICAN        FIRST TRUST
                                                                      DORSEY WRIGHT         INDUSTRIAL         RBA QUALITY
                                                                       FOCUS 5 ETF     RENAISSANCE(TM) ETF      INCOME ETF
                                                                           (FV)               (AIRR)              (QINC)
                                                                     ----------------    ----------------    ----------------
                                                                      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                                       3/5/2014 (c)       3/10/2014 (d)       3/10/2014 (d)
                                                                         THROUGH             THROUGH             THROUGH
                                                                        3/31/2014           3/31/2014           3/31/2014
                                                                       (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
                                                                     ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss).....................................    $         45,514    $         16,634    $          3,877
Net realized gain (loss).........................................                (726)             (3,275)                 --
Net change in unrealized appreciation (depreciation).............          (2,790,704)            (23,346)             42,879
                                                                     ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting from
   operations....................................................          (2,745,916)             (9,987)             46,756
                                                                     ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................                  --                  --                  --
Net realized gain................................................                  --                  --                  --
Return of capital................................................                  --                  --                  --
                                                                     ----------------    ----------------    ----------------
Total distributions to shareholders..............................                  --                  --                  --
                                                                     ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold........................................         116,843,999          25,475,937           3,004,289
Cost of shares redeemed..........................................                  --                  --                  --
                                                                     ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions......................................         116,843,999          25,475,937           3,004,289
                                                                     ----------------    ----------------    ----------------
Total increase (decrease) in net assets..........................         114,098,083          25,465,950           3,051,045
NET ASSETS:
Beginning of period..............................................                  --                  --                  --
                                                                     ----------------    ----------------    ----------------
End of period....................................................    $    114,098,083    $     25,465,950    $      3,051,045
                                                                     ================    ================    ================
Accumulated net investment income (loss) at end of
   period........................................................    $         45,514    $         16,634    $          3,877
                                                                     ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..........................                  --                  --                  --
Shares sold......................................................           6,050,002           1,300,002             150,002
Shares redeemed..................................................                  --                  --                  --
                                                                     ----------------    ----------------    ----------------
Shares outstanding, end of period................................           6,050,002           1,300,002             150,002
                                                                     ================    ================    ================

(c) Inception date is March 5, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d) Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 68                   See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)

                                                     SIX MONTHS                    FOR THE PERIOD
                                                       ENDED            YEAR       8/13/2012 (a)
                                                     3/31/2014         ENDED          THROUGH
                                                    (UNAUDITED)      9/30/2013       9/30/2012
                                                   --------------  --------------  --------------
Net asset value, beginning of period                 $    22.56      $    19.74      $    19.92
                                                     ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.42            0.59            0.04
Net realized and unrealized gain (loss)                    2.52            2.81           (0.18)
                                                     ----------      ----------      ----------
Total from investment operations                           2.94            3.40           (0.14)
                                                     ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.41)          (0.58)          (0.04)
                                                     ----------      ----------      ----------
Net asset value, end of period                       $    25.09      $    22.56      $    19.74
                                                     ==========      ==========      ==========
TOTAL RETURN (b)                                          13.03%          17.49%          (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  425,341      $  205,440      $   27,731
Ratio of total expenses to average net assets              0.50% (c)       0.50%           0.50% (c)
Ratio of net investment income (loss) to average
   net assets                                              4.29% (c)       2.95%           2.39% (c)
Portfolio turnover rate (d)                                  14%             37%             18%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on July 19, 2012 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)

                                                     SIX MONTHS                    FOR THE PERIOD
                                                       ENDED            YEAR       8/13/2012 (a)
                                                     3/31/2014         ENDED          THROUGH
                                                    (UNAUDITED)      9/30/2013       9/30/2012
                                                   --------------  --------------  --------------
Net asset value, beginning of period                 $    20.65      $    20.18      $    19.98
                                                     ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.52            0.90            0.09
Net realized and unrealized gain (loss)                    0.81            0.71            0.15
                                                     ----------      ----------      ----------
Total from investment operations                           1.33            1.61            0.24
                                                     ----------      ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.63)          (1.07)          (0.04)
Return of capital                                            --           (0.07)             --
                                                     ----------      ----------      ----------
Total from distributions                                  (0.63)          (1.14)          (0.04)
                                                     ----------      ----------      ----------
Net asset value, end of period                       $    21.35      $    20.65      $    20.18
                                                     ==========      ==========      ==========
TOTAL RETURN (b)                                           6.50%           8.08%           1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  579,757      $  491,585      $   34,307
Ratio of total expenses to average net assets              0.60% (c)       0.60%           0.60% (c)
Ratio of net investment income (loss) to average
   net assets                                              4.91% (c)       4.80%           7.10% (c)
Portfolio turnover rate (d)                                  38%            124%             34%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 70                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)

                                                    SIX MONTHS      FOR THE PERIOD
                                                       ENDED         8/22/2013 (a)
                                                     3/31/2014          THROUGH
                                                    (UNAUDITED)        9/30/2013
                                                   --------------  --------------
Net asset value, beginning of period                 $    20.65      $    19.97
                                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.47            0.07
Net realized and unrealized gain (loss)                    0.27            0.69
                                                     ----------      ----------
Total from investment operations                           0.74            0.76
                                                     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.62)          (0.08)
Net realized gain                                         (0.23)             --
                                                     ----------      ----------
Total distributions                                       (0.85)          (0.08)
                                                     ----------      ----------
Net asset value, end of period                       $    20.54      $    20.65
                                                     ==========      ==========
TOTAL RETURN (b)                                           3.65%           3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    7,190      $    5,164
Ratio of total expenses to average net assets              0.70% (c)       0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              4.04% (c)       3.15% (c)
Portfolio turnover rate (d)                                  48%             24%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST HIGH INCOME ETF (FTHI)

                                                   FOR THE PERIOD
                                                    1/6/2014 (a)
                                                      THROUGH
                                                     3/31/2014
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.92
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.13
Net realized and unrealized gain (loss)                    0.06
                                                     ----------
Total from investment operations                           0.19
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.12)
                                                     ----------
Net asset value, end of period                       $    19.99
                                                     ==========
TOTAL RETURN (b)                                           0.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    1,999
Ratio of total expenses to average net assets              0.85% (c)
Ratio of net investment income (loss) to average
   net assets                                              2.76% (c)
Portfolio turnover rate (d)                                   0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST LOW BETA INCOME ETF (FTLB)

                                                   FOR THE PERIOD
                                                    1/6/2014 (a)
                                                      THROUGH
                                                     3/31/2014
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.93
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.12
Net realized and unrealized gain (loss)                   (0.02)
                                                     ----------
Total from investment operations                           0.10
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.12)
                                                     ----------
Net asset value, end of period                       $    19.91
                                                     ==========
TOTAL RETURN (b)                                           0.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    1,991
Ratio of total expenses to average net assets              0.85% (c)
Ratio of net investment income (loss) to average
   net assets                                              2.76% (c)
Portfolio turnover rate (d)                                   0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)

                                                   FOR THE PERIOD
                                                    1/6/2014 (a)
                                                      THROUGH
                                                     3/31/2014
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.93
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.05
Net realized and unrealized gain (loss)                    0.36
                                                     ----------
Total from investment operations                           0.41
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.04)
                                                     ----------
Net asset value, end of period                       $    20.30
                                                     ==========
TOTAL RETURN (b)                                           2.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    6,089
Ratio of total expenses to average net assets              0.50% (c)
Ratio of net investment income (loss) to average
   net assets                                              2.01% (c)
Portfolio turnover rate (d)                                  85%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)

                                                   FOR THE PERIOD
                                                    3/5/2014 (a)
                                                      THROUGH
                                                     3/31/2014
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    20.02
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.01
Net realized and unrealized gain (loss)                   (1.17)
                                                     ----------
Total from investment operations                          (1.16)
                                                     ----------
Net asset value, end of period                       $    18.86
                                                     ==========
TOTAL RETURN (b)                                          (5.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  114,098
Ratio of total expenses to average net assets              0.30% (c)
Ratio of net investment income (loss) to average
   net assets                                              1.32% (c)
Portfolio turnover rate (d)                                   0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCETM ETF (AIRR)

                                                   FOR THE PERIOD
                                                    3/10/2014 (a)
                                                      THROUGH
                                                     3/31/2014
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.98
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.01
Net realized and unrealized gain (loss)                   (0.40)
                                                     ----------
Total from investment operations                          (0.39)
                                                     ----------
Net asset value, end of period                       $    19.59
                                                     ==========
TOTAL RETURN (b)                                          (1.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   25,466
Ratio of total expenses to average net assets              0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              1.71% (c)
Portfolio turnover rate (d)                                   0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 76                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST RBA QUALITY INCOME ETF (QINC)

                                                   FOR THE PERIOD
                                                    3/10/2014 (a)
                                                      THROUGH
                                                     3/31/2014
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    20.00
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                               0.03
Net realized and unrealized gain (loss)                    0.31
                                                     ----------
Total from investment operations                           0.34
                                                     ----------
Net asset value, end of period                       $    20.34
                                                     ==========
TOTAL RETURN (b)                                           1.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    3,051
Ratio of total expenses to average net assets              0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              3.36% (c)
Portfolio turnover rate (d)                                   0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 77

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds:

      First Trust NASDAQ Technology Dividend Index Fund - (The NASDAQ(R) Stock
         Market LLC ("NASDAQ") ticker "TDIV")
      Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (NASDAQ ticker
         "YDIV")
      First Trust High Income ETF - (NASDAQ ticker "FTHI")
      First Trust Low Beta Income ETF - (NASDAQ ticker "FTLB")
      First Trust NASDAQ Rising Dividend Achievers ETF - (NASDAQ ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (NASDAQ ticker "FV")
      First Trust RBA American Industrial RenaissanceTM ETF - (NASDAQ ticker
         "AIRR")
      First Trust RBA Quality Income ETF - (NASDAQ ticker "QINC")

Each Fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on NASDAQ. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Funds invest, or for cash or, in certain circumstances, for both. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund, except for First Trust High Income ETF and First Trust Low Beta Income ETF, is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                         INDEX
First Trust NASDAQ Technology Dividend Index Fund            NASDAQ Technology Dividend Index(SM) (1)
Multi-Asset Diversified Income Index Fund                    NASDAQ Multi-Asset Diversified Income Index(SM) (1)
International Multi-Asset Diversified Income Index Fund      NASDAQ International Multi-Asset Diversified Income Index(SM) (1)
First Trust NASDAQ Rising Dividend Achievers ETF             NASDAQ Rising Dividend Achievers Index(1)
First Trust Dorsey Wright Focus 5 ETF                        Dorsey Wright Focus Five Index(2)
First Trust RBA American Industrial Renaissance(TM) ETF      Richard Bernstein Advisors American Industrial Renaissance(TM) Index(3)
First Trust RBA Quality Income ETF                           Richard Bernstein Advisors Quality Income Index(3)

(1) This index is developed, maintained and sponsored by The NASDAQ OMX Group, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

(2) This index is developed and sponsored by Dorsey, Wright & Associates LLC, maintained by The NASDAQ OMX Group, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

(3) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by the New York Stock Exchange, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI's secondary investment objective is to provide capital appreciation. FTHI pursues its objectives by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of writing (selling) U.S. exchange-traded covered call options on the S&P 500(R) Index (the "Index"). FTHI will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of FTHI's overall NAV. The investment objective of FTLB is to provide current income. FTLB pursues its objective by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of buying U.S. exchange-traded put options on the Index and writing (selling) U.S. exchange-traded covered call options on the Index. FTLB will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide FTLB with downside protection and which are expected to reduce FTLB's price sensitivity to declining markets. The market value of the option strategy may be up to 20% of FTLB's overall NAV.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2014, is included with each Fund's Portfolio of Investments.

B. OPTION CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index to hedge against changes in the value of equities. These two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by First Trust Advisors L.P. ("First Trust" or the "Advisor"), consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as "Net realized gain (loss) on Written options transactions" on the Statements of Operations.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

FTLB may also purchase U.S. exchange-traded put options on the S&P 500(R) Index. The purchase of put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a put option, the premium paid represents the cost of the put option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities.

If FTLB elects to exercise a put option on the S&P 500(R) Index, settlement does not occur by the delivery of the securities comprising the S&P 500(R) Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in "Net realized gain (loss) on Investments" on the Statements of Operations.

At March 31, 2014, each Fund had the following derivatives, categorized by risk exposure:


FTHI
                                   Asset Derivatives                                        Liability Derivatives
                ----------------------------------------------------    ----------------------------------------------------
                Statements of Assets and Liabilities                    Statements of Assets and Liabilities
Risk Exposure                 Location                    Fair Value                  Location                    Fair Value
-------------   ------------------------------------     -----------    ------------------------------------     -----------
Equity Risk     Options written, at value                     --        Options written, at value                  $ 14,120


FTLB
                                   Asset Derivatives                                        Liability Derivatives
                ----------------------------------------------------    ----------------------------------------------------
                Statements of Assets and Liabilities                    Statements of Assets and Liabilities
Risk Exposure                 Location                    Fair Value                  Location                    Fair Value
-------------   ------------------------------------     -----------    ------------------------------------     -----------
Equity Risk     Investments, at value                      $2,940       Options written, at value                  $ 14,120

At March 31, 2014, each Fund had the following transactions in derivative instruments:

                                                                        Equity Risk
                                                                 ------------------------
Statements of Operations Location                                 FTHI             FTLB
-----------------------------------------------------------------------------------------
Net realized gain (loss) on Investments                          $    --         $ (4,131)
Net realized gain (loss) on Written options transactions          (2,531)          (2,531)
Net change in unrealized gain (loss) on Investments                   --           (3,472)
Net change in unrealized gain (loss) on Written options held      (1,118)          (1,138)

At March 31, 2014, FTLB held 4 purchased options contracts with a notional value of $6,700. This is representative of contracts held throughout the period.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") and master limited partnerships ("MLPs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the period is not known until after the REIT's and MLP's fiscal year end. A Fund records the character of distributions received from the REITs and MLPs during the year based on estimates and historical information available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs and MLPs after their tax reporting periods conclude.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2014, the Funds had no securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly for International Multi-Asset Diversified Income Index Fund, Multi-Asset Diversified Income Index Fund, First Trust High Income ETF and First Trust Low Beta Income ETF and quarterly for First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance(TM) ETF and First Trust RBA Quality Income ETF or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each applicable Fund during the period ended September 30, 2013, was as follows:

                                                                                  Distributions    Distributions    Distributions
                                                                                    paid from        paid from        paid from
                                                                                    Ordinary          Capital         Return of
                                                                                     Income            Gains           Capital
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                 $  2,897,175      $        --      $        --
Multi-Asset Diversified Income Index Fund                                           15,611,668               --          980,499
International Multi-Asset Diversified Income Index Fund                                 19,625               --               --

As of September 30, 2013, the components of distributable earnings on a tax basis for each applicable Fund were as follows:

                                                                                                    Accumulated         Net
                                                                                  Undistributed     Capital and      Unrealized
                                                                                    Ordinary           Other        Appreciation
                                                                                     Income         Gain (Loss)    (Depreciation)
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                 $    13,277       $  (311,452)     $  6,824,682
Multi-Asset Diversified Income Index Fund                                                  --        (4,175,356)      (18,098,477)
International Multi-Asset Diversified Income Index Fund                                81,900                --            87,474

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

F. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012 and 2013 remain open to federal and state audit for MDIV and TDIV. Taxable year ended 2013 remains open to federal and state audit for YDIV. As of March 31, 2014, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2013, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                              Non-Expiring              Total Capital
                                                              Capital Loss             Loss Available
                                                            ----------------          ----------------
First Trust NASDAQ Technology Dividend Index Fund              $   311,452              $   311,452
Multi-Asset Diversified Income Index Fund                        4,175,356                4,175,356

G. EXPENSES

Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest and extraordinary expenses, which are paid by each respective Fund.

First Trust has entered into licensing agreements with the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust NASDAQ Technology Dividend Index Fund               The NASDAQ OMX Group, Inc
Multi-Asset Diversified Income Index Fund                       The NASDAQ OMX Group, Inc
International Multi-Asset Diversified Income Index Fund         The NASDAQ OMX Group, Inc
First Trust NASDAQ Rising Dividend Achievers ETF                The NASDAQ OMX Group, Inc
First Trust Dorsey Wright Focus 5 ETF                           Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance(TM) ETF         Richard Bernstein Advisors LLC
First Trust RBA Quality Income ETF                              Richard Bernstein Advisors LLC

The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

For these services, each Fund pays First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:

                                                                          Rate
                                                                        --------
      First Trust NASDAQ Technology Dividend Index Fund                   0.50%
      Multi-Asset Diversified Income Index Fund                           0.60%
      International Multi-Asset Diversified Income Index Fund             0.70%
      First Trust High Income ETF                                         0.85%
      First Trust Low Beta Income ETF                                     0.85%
      First Trust NASDAQ Rising Dividend Achievers ETF                    0.50%
      First Trust Dorsey Wright Focus 5 ETF                               0.30%
      First Trust RBA American Industrial Renaissance(TM) ETF             0.70%
      First Trust RBA Quality Income ETF                                  0.70%

First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with BBH. Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid additional annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust NASDAQ Technology Dividend Index Fund             $  40,952,576       $  42,014,803
Multi-Asset Diversified Income Index Fund                       220,475,414         204,351,811
International Multi-Asset Diversified Income Index Fund           2,792,335           2,682,781
First Trust High Income ETF                                       1,982,813                  --
First Trust Low Beta Income ETF                                   1,982,813                  --
First Trust NASDAQ Rising Dividend Achievers ETF                  5,119,204           3,114,451
First Trust Dorsey Wright Focus 5 ETF                                27,959              27,897
First Trust RBA American Industrial RenaissanceTM ETF               109,999             109,738
First Trust RBA Quality Income ETF                                       --                  --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

For the period ended March 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust NASDAQ Technology Dividend Index Fund             $  212,500,716      $  23,494,648
Multi-Asset Diversified Income Index Fund                         70,134,902                 --
International Multi-Asset Diversified Income Index Fund            3,817,661          2,045,189
First Trust High Income ETF                                               --                 --
First Trust Low Beta Income ETF                                           --                 --
First Trust NASDAQ Rising Dividend Achievers ETF                   4,989,024          1,005,356
First Trust Dorsey Wright Focus 5 ETF                            116,835,297                 --
First Trust RBA American Industrial Renaissance(TM) ETF           25,473,100                 --
First Trust RBA Quality Income ETF                                 3,002,716                 --

Written option activity for the First Trust High Income ETF was as follows:

                                                      Number of
Written Options                                       Contracts       Premiums
--------------------------------------------------------------------------------
Options outstanding at beginning of period               --           $     --
Options written                                          21             27,952
Options expired                                          (2)              (359)
Options exercised                                        (2)              (254)
Options closed                                          (11)           (14,337)
                                                       ----           --------
Options outstanding at March 31, 2014                     6           $ 13,002
                                                       ====           ========


Written option activity for the First Trust Low Beta Income ETF was as follows:

                                                      Number of
Written Options                                       Contracts       Premiums
--------------------------------------------------------------------------------
Options outstanding at beginning of period               --           $     --
Options written                                          21             27,932
Options expired                                          (2)              (359)
Options exercised                                        (2)              (254)
Options closed                                          (11)           (14,337)
                                                       ----           --------
Options outstanding at March 31, 2014                     6           $ 12,982
                                                       ====           ========


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                Creation                Redemption
                                                              Transaction              Transaction
                                                                  Fees                     Fees
                                                            ----------------         ----------------
First Trust NASDAQ Technology Dividend Index Fund             $        500             $        500
Multi-Asset Diversified Income Index Fund                            1,000                    1,000
International Multi-Asset Diversified Income Index Fund              3,400                    3,400
First Trust High Income ETF                                            750                      750
First Trust Low Beta Income ETF                                        750                      750
First Trust NASDAQ Rising Dividend Achievers ETF                       500                      500
First Trust Dorsey Wright Focus 5 ETF                                  500                      500
First Trust RBA American Industrial Renaissance(TM) ETF                500                      500
First Trust RBA Quality Income ETF                                     500                      500


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On April 21, 2014, the following Funds declared a monthly dividend to shareholders of record on April 24, 2014, payable April 30, 2014.

                                                                Per Share
                                                                  Amount
                                                                ----------
International Multi-Asset Diversified Income Index Fund          $ 0.1136
Multi-Asset Diversified Income Index Fund                        $ 0.0801
First Trust High Income ETF                                      $ 0.0140
First Trust Low Beta Income ETF                                  $ 0.0140


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form

N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND AND MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the First Trust NASDAQ Technology Dividend Index Fund ("TDIV") and Multi-Asset Diversified Income Index Fund ("MDIV") (each a "Fund" and collectively, the "Funds"). The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that TDIV and MDIV pay the Advisor a fee equal to an annual rate of 0.50% and 0.60%, respectively, of their average daily net assets and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also reviewed data prepared by Lipper showing the unitary fee for each Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for MDIV was at the median total expense ratio of the peer funds in both its Lipper Peer Group and its FT Peer Group and that the unitary fee for TDIV was above the median total expense ratio of the peer funds in both its Lipper Peer Group and its FT Peer Group. The Independent Trustees discussed with representatives of the Advisor the Advisor's philosophy regarding unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. With respect to TDIV's tracking error, the Board considered the Advisor's explanation regarding the impact of the compounding effect of fees in a year when a Fund's returns were meaningfully positive. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was expected to be consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST HIGH INCOME ETF AND FIRST TRUST LOW BETA INCOME ETF

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust High Income ETF and the First Trust Low Beta Income ETF, each a series of the Trust (each a "Fund" and collectively, the "Funds"), for an initial two-year term at a meeting held on April 30, 2013. The Board of Trustees determined that the Agreement is in the best interests of each Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting that, among other things, outlined the services to be provided by First Trust to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for each Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs"), including data on fees and expense ratios of other actively managed ETFs, and as compared to fees charged to other First Trust clients with similar investment objectives, and to other funds (including ETFs) managed by First Trust; the estimated expenses to be incurred in providing services to


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

each Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that, unlike most other ETFs to which First Trust currently provides management services, the Funds are not designed to track the performance of an index, and investment decisions will be the primary responsibility of First Trust. At the meeting, the Trustees received a presentation from the proposed portfolio managers for the Funds and were able to ask questions about the proposed investment strategies for the Funds, including the option overlay strategy. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since each Fund had yet to commence investment operations, the Board could not consider the investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to each Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for each Fund. The Board noted that under each Fund's unitary fee arrangement, each Fund would pay First Trust a fee equal to an annual rate of 0.85% of its average daily net assets and that First Trust would be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for each Fund on the advisory fees and expense ratios of other comparable ETFs, but also noted the limitations on the comparability of each Fund's Lipper peer group and First Trust peer group with the Fund, including that not all of the comparable ETFs were actively managed and some of the Lipper peer funds were commodity pools. The Board noted that each Fund's total expense ratio under its proposed unitary fee was below the median of its Lipper peer group. The Board also considered information provided by First Trust on the advisory fees and expense ratios of all other actively managed ETFs brought to market through March 2013, noting there are differences in investment strategies between each Fund and most of these actively managed ETFs, and that the expense ratio of the most similar actively managed ETF was higher than the unitary fee for each Fund. The Board also considered the unitary fees of other actively managed First Trust ETFs currently in operation and the advisory fee charged by First Trust to a comparable closed-end fund (noting that the closed-end fund is sub-advised), and noted that each Fund's proposed unitary fee was equal to or lower than the unitary fees for the other actively managed First Trust ETFs and the advisory fee for the comparable First Trust closed-end fund. In light of the information considered and the nature, extent and quality of services expected to be provided to each Fund under the Agreement, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Funds. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Funds under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Funds to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Funds, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust NASDAQ Rising Dividend Achievers ETF (the "Fund"), for an initial two-year term at a meeting held on December 8-9, 2013. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider the hypothetical investment performance of the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.50% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding the fee payment under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs, but also noted the limitations on the comparability of the Fund's Lipper peer group and the First Trust peer group with the Fund, including that not all of the comparable ETFs paid a unitary fee. The Board noted that the Fund's total expense ratio under its proposed unitary fee was above the median of its Lipper peer group. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients with investment objectives and policies similar to the Fund's, noting that the Fund's unitary fee was on the lower end of the total expense ratios (after fee waivers and/or expense reimbursements, if any) and unitary fees of other similar First Trust ETFs and was within the range of the fees charged to other First Trust advisory clients. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST RBA QUALITY INCOME ETF

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust RBA Quality Income ETF (the "Fund"), for an initial two-year term at a meeting held on December 8-9, 2013. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider a composite of returns of existing Richard Bernstein Advisors Quality Income UITs sponsored by First Trust Portfolios L.P. that employ the same methodology as the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.70% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding the fee payment under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also considered the additional fees described at the meeting that First Trust would pay to Richard Bernstein Advisors LLC, the index provider ("RBA"), for marketing services related to the Fund. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs, but also noted the limitations on the comparability of the Fund's Lipper peer group and the First Trust peer group with the Fund, including that not all of the comparable ETFs paid a unitary fee. The Board noted that the Fund's total expense ratio under its proposed unitary fee was above the median of its Lipper peer group. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients with investment objectives and policies similar to the Fund's, noting that the Fund's unitary fee was the same as the total expense ratio (after fee waivers and/or expense reimbursements, if any) of the most similar First Trust ETF and was within the range of the fees charged to other First Trust advisory clients. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board noted First Trust's statement that its affiliate, First Trust Portfolios L.P., has received compensation from sales of 28 First Trust RBA UITs. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust RBA American Industrial Renaissance(TM) ETF (the "Fund"), for an initial two-year term at a meeting held on December 8-9, 2013. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider a composite of returns of existing Richard Bernstein Tactical Series, American Industrial Renaissance UITs sponsored by First Trust Portfolios L.P. that employ the same methodology as the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.70% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding the fee payment under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also considered the additional fees described at the meeting that First Trust would pay to Richard Bernstein Advisors LLC, the index provider ("RBA"), for marketing services related to the Fund. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs, but also noted the limitations on the comparability of the Fund's Lipper peer group and the First Trust peer group with the Fund, including that not all of the comparable ETFs paid a unitary fee. The Board noted that the Fund's total expense ratio under its proposed unitary fee was above the median of its Lipper peer group. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients with investment objectives and policies similar to the Fund's, noting that the Fund's unitary fee was within the range of the total expense ratios (after fee waivers and/or expense reimbursements, if any) and unitary fees of other similar First Trust ETFs and the fees charged to other First Trust advisory clients. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board noted First Trust's statement that its affiliate, First Trust Portfolios L.P., has received compensation from sales of 28 First Trust RBA UITs. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF

The Board of Trustees of the First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust Dorsey Wright Focus 5 ETF (the "Fund"), for an initial two-year term at a meeting held on December 8-9, 2013. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider the hypothetical investment performance of the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.30% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration,


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

legal, audit and other services and license fees, but excluding the fee payment under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs, but also noted the limitations on the comparability of the Fund's Lipper peer group and the First Trust peer group with the Fund, including that not all of the comparable ETFs paid a unitary fee and that two of the peer funds were actively managed ETFs. The Board also considered that the Fund would be investing exclusively in other First Trust ETFs and that the peer funds varied in the extent to which they invest in other investment companies. The Board noted that the Fund's total expense ratio under its proposed unitary fee was below the median of its Lipper peer group. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients, noting that First Trust does not provide investment advisory services to other ETFs that invest exclusively in other investment companies and did not disclose any similarly managed accounts for other advisory clients. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable and that the proposed unitary fee would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying ETFs.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio. In addition, the Board considered that First Trust, as the investment advisor to the underlying ETFs in which the Fund would invest, will recognize additional revenue from the underlying ETFs if the Fund's investment causes their assets to grow.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

The following summarizes some of the risks that should be considered for the Funds. A Fund is subject to the risk that a particular security owned by a Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall Fund share values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(TM) ETF, and First Trust Dorsey Wright Focus 5 ETF are subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(TM) ETF, and First Trust Dorsey Wright Focus 5 ETF's returns may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(TM) ETF, and First Trust Dorsey Wright Focus 5 ETF are exposed to additional market risk due to their policy of investing principally in the securities included in their respective corresponding indices. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, a Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's index.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(TM) ETF, and First Trust Dorsey Wright Focus 5 ETF rely on a license and related sublicense from an index provider that permits each Fund to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of a Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The First Trust High Income ETF and First Trust Low Beta Income ETF are subject to management risk because of their actively managed portfolios. In managing such a Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.

The First Trust High Income ETF and First Trust Low Beta Income ETF may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Funds invest. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Funds may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

The First Trust High Income ETF and First Trust Low Beta Income ETF may invest in derivatives. A Fund's use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when a Fund's portfolio managers use options to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

The option positions employed by the First Trust High Income ETF and First Trust Low Beta Income ETF may present additional risk. When selling a call option, a Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by a Fund if the Index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, a Fund's use of options may reduce the Fund's ability to profit from increases in the value of the underlying stock(s).

The First Trust High Income ETF, First Trust Low Beta Income ETF, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(TM) ETF, and First Trust Dorsey Wright Focus 5 ETF currently have fewer assets than larger, more established funds, and like other relatively new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, First Trust RBA Quality Income ETF, First Trust RBA American Industrial Renaissance(TM) ETF, and First Trust Dorsey Wright Focus 5 ETF each may be concentrated in stocks of companies in an individual industry if a Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The First Trust NASDAQ Technology Dividend Index Fund, First Trust High Income ETF, and First Trust Low Beta Income ETF are considered to be non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, each Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Certain Funds may invest in non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of Depositary Receipts, or in non-U.S. securities listed on a foreign exchange. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Depositary Receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert equity shares into Depositary Receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

There is no guarantee that the issuers of a Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Each Fund may invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund are subject to the risks of investing in MLPs. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in REITs. Therefore, the Funds are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, and First Trust Dorsey Wright Focus 5 ETF may invest in ETFs. ETFs are generally index funds bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in an ETF that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for a Fund because it may invest in exchange-traded funds that invest in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

The First Trust NASDAQ Technology Dividend Index Fund, First Trust NASDAQ Rising Dividend Achievers ETF, and First Trust Dorsey Wright Focus 5 ETF invest in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust NASDAQ Technology Dividend Index Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

The International Multi-Asset Diversified Income Index Fund's net asset value is determined on the basis of U.S. dollars and the Fund may invest in foreign listed securities; therefore, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

The Multi-Asset Diversified Income Index Fund and International Multi-Asset Diversified Income Index Fund invest in ETFs that invests in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. The ETFs may invest in high yield fixed income securities, commonly referred to as "junk" bonds.

If interest rates rise, the prices of the fixed-rate instruments held by a Fund may fall. Interest rate risk is generally lower for shorter term investments and higher for longer-term investments.

The International Multi-Asset Diversified Income Index Fund invests in Infrastructure Companies and is subject to certain risks inherent in investing in these types of securities. Infrastructure Companies may be directly affected by energy commodity prices, especially Infrastructure Companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Infrastructure Companies. Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance


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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

The Multi-Asset Diversified Income Index Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile. The Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund,

First Trust RBA Quality Income ETF and First Trust RBA American Industrial Renaissance(TM) ETF invest in the securities of companies in the financial service sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Funds may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The International Multi-Asset Diversified Income Index Fund and First Trust RBA Quality Income ETF invest in the securities of companies in the utilities sector. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation

The First Trust RBA American Industrial Renaissance(TM) ETF invests in the securities of community banks. Such companies were significantly impacted by the downturn in the U.S. and world economies that began with the decline in the subprime mortgage lending market in the United States. These conditions have brought about legislative and regulatory changes, changes in short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant impact on the banking business. Unlike larger national or other regional banks that are more geographically diversified, a community bank's financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans. Also, the securities of community banks are often subject to low trading volume and low analyst coverage.

The First Trust RBA American Industrial Renaissance(TM) ETF invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Dorsey Wright Focus 5 ETF invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in biotechnology and pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2014 (UNAUDITED)

proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in the securities of consumer staples companies, which provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in health care companies, which are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The ETFs in which the First Trust Dorsey Wright Focus 5 ETF may invest are invested in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.


                  NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE


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FIRST TRUST

First Trust Exchange-Traded Fund VI

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VI
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer
                                        and Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     ----------------

* Print the name and title of each signing officer under his or her signature.